UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2014

Item 1. Reports to Stockholders

Fidelity®

Strategic Real Return

Fund

Annual Report

September 30, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2014	Past 1 year	Past 5 years	Life of fundA
Fidelity® Strategic Real Return Fund	2.22%	5.73%	3.48%

A From September 7, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Strategic Real Return Fund, a class of the fund, on September 7, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Generally slow and steady global economic trends marked the 12-month period ending September 30, 2014, although individual countries differed in monetary policy and economic outlooks. Among the inflation-hedging asset classes within the Fidelity Strategic Real Return Composite IndexSM, real estate equities led the pack. The Dow Jones U.S. Select Real Estate Securities IndexSM posted a 13.37% gain, lifted partly by attractive dividend yields for the group. Real estate fixed-income produced a solid 6.78% advance, according to The BofA Merrill LynchSM US Real Estate Index, although the asset class was somewhat held back early in the year when investors were concerned about the U.S. Federal Reserve tapering its sustaining bond-buying program. Floating-rate bank debt continued to benefit from strong investor demand, with the S&P®/LSTA Leveraged Performing Loan Index rising 3.90%. Despite historic steepness in the U.S. Treasury yield curve, inflation expectations remained low, and the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) rose 1.59%. Commodities were the only asset class to land in negative territory, as prices continued to decline. Accordingly, the Bloomberg Commodity Index Total ReturnSM returned -6.58%.

Comments from Joanna Bewick, Lead Portfolio Manager of Fidelity® Strategic Real Return Fund: For the year, the fund's Retail Class shares returned 2.22%, outpacing both the Fidelity Strategic Real Return Composite IndexSM and the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), which returned 1.94% and 1.59%, respectively. Versus the Composite index, our positioning among real estate income and real estate equities was the most influential. We overweighted real estate income and underweighted equities, as we favored the potential lower risk and increased yield of the fixed-income subportfolio, along with its diversified asset mix. We also believed positive fundamentals and supply dynamics in the industry gave these fixed-income securities a runway for growth. While our overweighting here had a positive impact - especially in the period's second half - our lighter-than-benchmark stake in the outperforming real estate equities sleeve hurt relative results. The net effect of both decisions was virtually flat. Security selection in the real estate income sleeve made the largest relative contribution and had the biggest absolute return. The subportfolio's common stock holdings were the primary contributor to the sleeve's strong relative performance during the past year. Elsewhere, our exposure to floating-rate bank loans also outperformed. Strong security selection in lodging & casinos helped support performance here.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2014 to September 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period* April 1, 2014 to September 30, 2014
Class A	1.04%
Actual		$ 1,000.00	$ 981.10	$ 5.16
HypotheticalA		$ 1,000.00	$ 1,019.85	$ 5.27
Class T	1.06%
Actual		$ 1,000.00	$ 982.20	$ 5.27
HypotheticalA		$ 1,000.00	$ 1,019.75	$ 5.37
Class B	1.71%
Actual		$ 1,000.00	$ 978.40	$ 8.48
HypotheticalA		$ 1,000.00	$ 1,016.50	$ 8.64
Class C	1.80%
Actual		$ 1,000.00	$ 978.10	$ 8.93
HypotheticalA		$ 1,000.00	$ 1,016.04	$ 9.10
Strategic Real Return	.77%
Actual		$ 1,000.00	$ 982.60	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,021.21	$ 3.90
Institutional Class	.82%
Actual		$ 1,000.00	$ 983.30	$ 4.08
HypotheticalA		$ 1,000.00	$ 1,020.96	$ 4.15

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .05%.

Annual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of investments of each Fidelity Central Fund other than the Commodity Strategy and Money Market Central Funds.

Holdings Distribution (% of fund's net assets)
	As of September 30, 2014	As of March 31, 2014
Commodity Related Investments*	23.0%	24.5%
Inflation-Protected Investments	27.6%	26.4%
Floating Rate High Yield**	26.6%	26.4%
Real Estate Related Investments	21.9%	21.2%
Cash & Cash Equivalents	0.8%	0.9%
* Represents investment in Fidelity Commodity Strategy Central Fund.
** Represents investment in Fidelity Floating Rate Central Fund.
Quality Diversification (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
U.S. Government and U.S. Government Agency Obligations 27.6%	U.S. Government and U.S. Government Agency Obligations 26.4%
AAA 0.0%	AAA 0.1%
AA 0.2%	AA 0.3%
A 0.4%	A 0.3%
BBB 1.8%	BBB 1.9%
BB and Below 24.6%	BB and Below 24.4%
Not Rated 2.8%	Not Rated 3.5%
Equities† 39.4%	Equities†† 40.5%
Short-Term Investments and Net Other Assets 3.2%	Short-Term Investments and Net Other Assets 2.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

† Includes investment in Fidelity Commodity Strategy Central Fund of 23.0%

†† Includes investment in Fidelity Commodity Strategy Central Fund of 24.5%

Annual Report

Investment Changes (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of September 30, 2014*		As of March 31, 2014**
	Stocks 16.4%		Stocks 16.0%
	U.S. Government and U.S. Government Agency Obligations 27.6%		U.S. Government and U.S. Government Agency Obligations 26.4%
	Corporate Bonds 2.4%		Corporate Bonds 2.1%
	Asset-Backed Securities 0.9%		Asset-Backed Securities 1.0%
	Bank Loan Obligations 24.8%		Bank Loan Obligations 25.8%
	CMOs and Other Mortgage Related Securities 1.7%		CMOs and Other Mortgage Related Securities 1.6%
	Other Investments† 23.0%		Other Investments†† 24.5%
	Short-Term Investments and Net Other Assets (Liabilities) 3.2%		Short-Term Investments and Net Other Assets (Liabilities) 2.6%
* Foreign investments	3.8%	** Foreign investments	3.8%
* U.S. Treasury Inflation-Indexed Securities	27.6%	** U.S. Treasury Inflation-Indexed Securities	26.4%

† Includes investment in Fidelity Commodity Strategy Central Fund of 23.0%
†† Includes investment in Fidelity Commodity Strategy Central Fund of 24.5%

An unaudited holdings listing of the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments September 30, 2014

Showing Percentage of Net Assets

Corporate Bonds - 2.0%
		Principal Amount (e)	Value
Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 125,000	$ 124,688
FINANCIALS - 0.3%
Diversified Financial Services - 0.1%
IAS Operating Partnership LP 5% 3/15/18 (g)		900,000	864,000
Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc. 5% 5/15/15		700,000	707,000
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19		220,000	218,075
RAIT Financial Trust 4% 10/1/33		450,000	421,875
Redwood Trust, Inc. 4.625% 4/15/18		350,000	345,625
Spirit Realty Capital, Inc. 3.75% 5/15/21		100,000	97,063
			1,789,638
Real Estate Management & Development - 0.0%
Grubb & Ellis Co. 7.95% 5/1/15 (d)(g)		360,000	0
TOTAL FINANCIALS			2,653,638
TOTAL CONVERTIBLE BONDS			2,778,326
Nonconvertible Bonds - 1.7%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20 (g)		250,000	246,250
Times Square Hotel Trust 8.528% 8/1/26 (g)		551,903	690,421
			936,671
Household Durables - 0.5%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (g)		200,000	191,000
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (g)		180,000	180,900
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
D.R. Horton, Inc. 6.5% 4/15/16		$ 189,000	$ 202,230
KB Home:
8% 3/15/20		140,000	154,000
9.1% 9/15/17		205,000	231,650
Lennar Corp.:
4.125% 12/1/18		260,000	257,400
5.6% 5/31/15		284,000	290,035
M/I Homes, Inc. 8.625% 11/15/18		1,181,000	1,235,621
Meritage Homes Corp. 7% 4/1/22		470,000	507,600
Ryland Group, Inc. 8.4% 5/15/17		129,000	147,060
Standard Pacific Corp.:
8.375% 5/15/18		1,458,000	1,654,830
10.75% 9/15/16		301,000	344,645
William Lyon Homes, Inc. 8.5% 11/15/20		280,000	302,400
			5,699,371
TOTAL CONSUMER DISCRETIONARY			6,636,042
FINANCIALS - 1.1%
Diversified Financial Services - 0.0%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (g)		220,000	234,300
Real Estate Investment Trusts - 0.7%
Camden Property Trust 5% 6/15/15		265,000	272,901
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		214,000	227,098
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21 (g)		95,000	95,000
DDR Corp.:
7.5% 7/15/18		563,000	662,841
9.625% 3/15/16		526,000	590,432
DuPont Fabros Technology LP 5.875% 9/15/21		300,000	305,250
Equity One, Inc.:
5.375% 10/15/15		95,000	99,245
6% 9/15/16		189,000	205,117
6.25% 1/15/17		189,000	207,386
Health Care Property Investors, Inc.:
6% 3/1/15		284,000	290,318
6.3% 9/15/16		900,000	989,991
7.072% 6/8/15		95,000	99,108
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Healthcare Realty Trust, Inc.:
3.75% 4/15/23		$ 177,000	$ 172,274
6.5% 1/17/17		119,000	131,608
Hospitality Properties Trust:
5.625% 3/15/17		292,000	316,545
6.7% 1/15/18		189,000	210,946
iStar Financial, Inc.:
6.05% 4/15/15		618,000	630,360
7.125% 2/15/18		265,000	274,275
9% 6/1/17		395,000	439,931
Lexington Corporate Properties Trust 4.25% 6/15/23		500,000	500,903
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22		170,000	181,475
National Retail Properties, Inc. 6.875% 10/15/17		379,000	434,463
Omega Healthcare Investors, Inc. 7.5% 2/15/20		189,000	199,159
Potlatch Corp. 7.5% 11/1/19		189,000	216,878
Prologis LP 7.625% 7/1/17		297,000	334,327
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	224,715
Senior Housing Properties Trust:
3.25% 5/1/19		118,000	118,776
4.75% 5/1/24		163,000	164,380
6.75% 4/15/20		134,000	152,476
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		95,000	96,281
5.25% 1/15/16		189,000	198,923
			9,043,382
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 6% 4/1/16		189,000	201,590
CBRE Group, Inc. 5% 3/15/23		270,000	267,273
Excel Trust LP 4.625% 5/15/24		96,000	97,612
First Industrial LP 5.75% 1/15/16		189,000	198,961
Forestar U.S.A. Real Estate Group 8.5% 6/1/22 (g)		480,000	492,000
Howard Hughes Corp. 6.875% 10/1/21 (g)		345,000	356,213
Kennedy-Wilson, Inc.:
5.875% 4/1/24		110,000	110,550
8.75% 4/1/19		590,000	626,875
Mid-America Apartments LP 6.05% 9/1/16		284,000	307,739
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (g)		$ 190,000	$ 183,350
Regency Centers LP 5.875% 6/15/17		114,000	126,342
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19		141,000	150,002
			3,118,507
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. 6.625% 5/15/19 (g)		160,000	154,400
Wrightwood Capital LLC 1.9% 4/20/20 (d)		135,465	613,656
			768,056
TOTAL FINANCIALS			13,164,245
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21		60,000	61,950
7.75% 2/15/19		195,000	204,263
			266,213
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17		165,000	174,488
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		379,000	399,277
TOTAL NONCONVERTIBLE BONDS			20,640,265
TOTAL CORPORATE BONDS (Cost $22,003,179)			23,418,591
U.S. Treasury Inflation-Protected Obligations - 27.6%

U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43		4,766,842	4,218,324
0.75% 2/15/42		8,329,681	7,645,154
U.S. Treasury Inflation-Protected Obligations - continued
		Principal Amount (e)	Value
U.S. Treasury Inflation-Indexed Bonds: - continued
1.375% 2/15/44		$ 3,680,172	$ 3,942,461
1.75% 1/15/28		6,682,481	7,454,753
2% 1/15/26		11,653,386	13,287,243
2.125% 2/15/40		3,735,695	4,631,721
2.125% 2/15/41		4,304,979	5,365,850
2.375% 1/15/25		11,753,471	13,786,566
2.375% 1/15/27		9,789,246	11,606,091
2.5% 1/15/29		5,701,587	6,971,143
3.625% 4/15/28		5,261,699	7,158,065
3.875% 4/15/29		6,017,369	8,507,173
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16		13,607,618	13,772,647
0.125% 4/15/17		13,164,448	13,349,180
0.125% 4/15/18		10,564,368	10,656,085
0.125% 1/15/22		15,631,704	15,290,661
0.125% 7/15/22		16,110,422	15,743,063
0.125% 1/15/23		13,108,686	12,699,163
0.125% 7/15/24		9,933,561	9,548,731
0.375% 7/15/23		11,875,732	11,761,733
0.625% 7/15/21		12,654,424	12,924,934
0.625% 1/15/24		6,075,426	6,113,043
1.125% 1/15/21		19,903,851	20,900,777
1.25% 7/15/20		17,470,620	18,568,325
1.375% 7/15/18		5,455,749	5,800,887
1.375% 1/15/20		9,241,479	9,839,470
1.625% 1/15/18		5,210,880	5,537,876
1.875% 7/15/15		1,055,838	1,079,941
1.875% 7/15/19		7,202,683	7,867,316
2% 1/15/16		7,064,295	7,316,573
2.125% 1/15/19		976,527	1,067,743
2.375% 1/15/17		9,693,551	10,357,046
2.5% 7/15/16		12,659,790	13,446,191
2.625% 7/15/17		13,246,149	14,452,529
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS (Cost $333,769,376)			332,668,458
Asset-Backed Securities - 0.9%
		Principal Amount (e)	Value
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4836% 1/20/37 (g)(h)		$ 16,181	$ 16,100
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (g)		910,893	910,893
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.4821% 4/7/52 (g)(h)		43,787	43,699
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	267,443
Series 2002-2 Class M2, 9.163% 3/1/33 (h)		474,000	407,830
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (g)		540,898	482,049
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (g)		382,818	384,540
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		305,905	298,962
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6031% 11/28/39 (g)(h)		950,825	95
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8045% 9/25/46 (g)(h)		750,000	705,000
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		721,596	352,340
Merit Securities Corp. Series 13 Class M1, 7.8574% 12/28/33 (h)		1,900,000	2,016,637
N-Star Real Estate CDO Ltd. Series 1A Class C1B, 7.696% 8/28/38 (g)		1,211,876	1,236,114
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		46,595	30,905
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.8881% 2/5/36 (g)(h)		319,235	32
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7341% 9/25/26 (g)(h)		568,000	410,948
Series 2006-1A:
Class D, 0.8641% 9/25/26 (g)(h)		176,463	169,404
Class E, 0.9641% 9/25/26 (g)(h)		250,000	238,325
Class F, 1.3841% 9/25/26 (g)(h)		556,000	521,973
Class G, 1.5841% 9/25/26 (g)(h)		306,000	284,611
Class H, 1.8841% 9/25/26 (g)(h)		814,000	757,264
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5544% 11/21/40 (g)(h)		1,274,646	1,226,847
Class F, 2.1844% 11/21/40 (g)(h)		1,500,000	225,000
TOTAL ASSET-BACKED SECURITIES (Cost $12,063,687)			10,987,011
Collateralized Mortgage Obligations - 0.0%
		Principal Amount (e)	Value
Private Sponsor - 0.0%
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.6927% 1/25/19 (g)(h)		$ 16,077	$ 8,870
Class B4, 4.6927% 1/25/19 (g)(h)		32,154	14,860
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5324% 12/25/46 (g)(h)		189,000	208,310
Series 2010-K7 Class B, 5.618% 4/25/20 (g)(h)		95,000	105,289
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (g)		34,619	36,090
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $316,603)			373,419
Commercial Mortgage Securities - 1.7%

ACGS Series 2004-1 Class P, 7.4605% 8/1/19 (l)		643,024	637,498
Banc of America Commercial Mortgage Trust Series 2005-1 Class CJ, 5.466% 11/10/42 (h)		275,000	278,821
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.1536% 3/15/22 (g)(h)		90,411	79,673
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.5998% 3/11/39 (h)		568,000	583,844
BLCP Hotel Trust Series 2014-CLMZ Class M, 5.8825% 8/15/29 (g)(h)		1,000,000	994,801
CGBAM Commercial Mortgage Trust:
floater Series 2014-HD Class E, 3.155% 2/15/31 (g)(h)		231,000	231,000
Series 2013-D Class D, 3.005% 5/15/30 (g)(h)		250,000	250,256
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (g)		379,000	405,720
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.2768% 9/10/46 (g)(h)		250,000	242,876
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (g)(h)	CAD	1,605,000	1,389,634
Class G, 5.01% 5/15/44 (g)(h)	CAD	351,000	295,618
Class H, 5.01% 5/15/44 (g)(h)	CAD	235,000	191,257
Class J, 5.01% 5/15/44 (g)(h)	CAD	235,000	181,013
Class K, 5.01% 5/15/44 (g)(h)	CAD	118,000	88,447
Class L, 5.01% 5/15/44 (g)(h)	CAD	421,000	298,961
Class M, 5.01% 5/15/44 (g)(h)	CAD	1,927,737	1,263,929
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (g)		250,000	196,108
Series 2013-CR10 Class D, 4.958% 8/10/46 (g)(h)		200,000	194,137
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
COMM Mortgage Trust: - continued
Series 2013-CR12 Class D, 5.2552% 10/10/46 (g)(h)		$ 250,000	$ 240,011
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 5.458% 5/10/43 (g)(h)		200,000	204,839
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class F, 6.75% 11/15/30 (g)		131,377	135,613
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.7303% 11/10/46 (g)(h)		580,000	625,525
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		15,029	15,016
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.6622% 12/25/43 (h)(j)		1,156,048	159,806
Series K012 Class X3, 2.366% 1/25/41 (h)(j)		665,148	82,385
Series K013 Class X3, 2.8852% 1/25/43 (h)(j)		1,124,000	171,459
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class G, 6.75% 4/15/29 (h)		141,164	152,263
Series 2000-C1 Class K, 7% 3/15/33		1,858	1,872
GS Mortgage Securities Trust:
Series 2012-GCJ7:
Class C, 5.9067% 5/10/45 (h)		500,000	553,217
Class D, 5.9067% 5/10/45 (g)(h)		500,000	524,294
Series 2012-GCJ9 Class D, 4.858% 11/10/45 (g)(h)		157,000	154,661
Series 2013-GC16 Class F, 3.5% 11/10/46 (g)		150,000	111,977
Hilton U.S.A. Trust floater Series 2014-ORL Class E, 2.1587% 7/15/29 (g)(h)		120,000	119,789
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.6935% 12/5/27 (g)(h)		641,000	773,670
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (g)		1,000,000	1,042,389
Series 2010-CNTR Class D, 6.3899% 8/5/32 (g)(h)		284,000	319,382
Series 2012-CBX Class G 4% 6/15/45 (g)		151,000	113,093
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2014-INN:
Class E, 3.754% 6/15/29 (g)(h)		319,000	318,364
Class F, 4.154% 6/15/29 (g)(h)		357,000	356,288
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		3,703	3,703
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AJ, 6.0493% 6/15/38 (h)		589,000	618,958
LSTAR Commercial Mortgage Trust:
Series 2011-1:
Class B, 5.3392% 6/25/43 (g)(h)		80,789	80,761
Class D, 5.3392% 6/25/43 (g)(h)		365,500	368,718
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
LSTAR Commercial Mortgage Trust: - continued
Series 2014-2 Class E, 5.3097% 1/20/41 (g)(h)		$ 192,000	$ 153,771
Mach One Trust LLC Series 2004-1A Class H, 6.2955% 5/28/40 (g)(h)		120,000	123,300
Mezz Capital Commercial Mortgage Trust sequential payer Series 2004-C2 Class A, 5.318% 10/15/40 (g)		87,896	87,896
Morgan Stanley BAML Trust Series 2013-C12 Class D, 4.928% 10/15/46 (g)(h)		250,000	239,553
Morgan Stanley Capital I Trust:
sequential payer Series 2006-HQ10 Class AM, 5.36% 11/12/41		881,000	945,109
Series 1997-RR Class F, 7.4315% 4/30/39 (g)(h)		39,318	39,613
Series 1998-CF1 Class G, 7.35% 7/15/32 (g)		385,251	374,655
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		758,000	809,534
Series 2011-C2:
Class D, 5.4814% 6/15/44 (g)(h)		358,000	381,867
Class E, 5.4814% 6/15/44 (g)(h)		454,000	471,021
Class F, 5.4814% 6/15/44 (g)(h)		343,000	319,891
Class XB, 0.5338% 6/15/44 (g)(h)(j)		12,067,221	343,240
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		248,749	323,026
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		474,000	498,960
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.7193% 5/10/45 (g)(h)		120,000	123,104
Wachovia Bank Commercial Mortgage Trust Series 2004-C12 Class D, 5.6118% 7/15/41 (h)		197,625	198,044
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.3221% 3/15/45 (g)(h)		220,000	183,102
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $18,454,294)			20,667,332
Common Stocks - 13.9%
	Shares
CONSUMER DISCRETIONARY - 0.8%
Hotels, Restaurants & Leisure - 0.0%
Starwood Hotels & Resorts Worldwide, Inc.	1,900	158,099
Household Durables - 0.8%
Stanley Martin Communities LLC Class B (a)(l)	6,300	9,447,669
TOTAL CONSUMER DISCRETIONARY		9,605,768
Common Stocks - continued
	Shares	Value
FINANCIALS - 13.1%
Capital Markets - 0.1%
Ellington Financial LLC	24,000	$ 533,280
Real Estate Investment Trusts - 12.7%
Acadia Realty Trust (SBI)	142,144	3,920,332
Alexandria Real Estate Equities, Inc.	57,135	4,213,706
American Campus Communities, Inc.	32,400	1,180,980
American Tower Corp.	6,700	627,321
Annaly Capital Management, Inc.	19,800	211,464
Anworth Mortgage Asset Corp.	63,600	304,644
Apartment Investment & Management Co. Class A	48,100	1,530,542
Arbor Realty Trust, Inc.	48,800	328,912
Ashford Hospitality Prime, Inc.	50,800	773,684
AvalonBay Communities, Inc.	22,109	3,116,706
Boston Properties, Inc.	59,001	6,829,956
CBL & Associates Properties, Inc.	88,870	1,590,773
Cedar Shopping Centers, Inc.	143,123	844,426
Chambers Street Properties	53,591	403,540
Cousins Properties, Inc.	20,600	246,170
CYS Investments, Inc.	77,580	639,259
DCT Industrial Trust, Inc.	421,000	3,161,710
Digital Realty Trust, Inc.	69,300	4,322,934
Douglas Emmett, Inc.	47,700	1,224,459
Duke Realty LP	79,700	1,369,246
Dynex Capital, Inc.	68,000	549,440
EastGroup Properties, Inc.	3,800	230,242
Equity Lifestyle Properties, Inc.	138,933	5,885,202
Equity Residential (SBI)	48,913	3,012,063
Essex Property Trust, Inc.	30,472	5,446,870
Excel Trust, Inc.	94,528	1,112,595
Extra Space Storage, Inc.	56,400	2,908,548
Federal Realty Investment Trust (SBI)	37,046	4,388,469
FelCor Lodging Trust, Inc.	249,600	2,336,256
First Potomac Realty Trust	45,500	534,625
Five Oaks Investment Corp.	2,900	30,450
Hatteras Financial Corp.	24,300	436,428
HCP, Inc.	151,913	6,032,465
Health Care REIT, Inc.	23,775	1,482,847
Host Hotels & Resorts, Inc.	78,381	1,671,867
Kite Realty Group Trust	64,583	1,565,492
LaSalle Hotel Properties (SBI)	80,221	2,746,767
Lexington Corporate Properties Trust	150,500	1,473,395
LTC Properties, Inc.	14,900	549,661
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
MFA Financial, Inc.	571,966	$ 4,449,895
Mid-America Apartment Communities, Inc.	65,464	4,297,712
Monmouth Real Estate Investment Corp. Class A	15,500	156,860
National Retail Properties, Inc. (f)	9,300	321,501
Newcastle Investment Corp.	86,765	1,100,180
NorthStar Realty Finance Corp.	10,500	185,535
Piedmont Office Realty Trust, Inc. Class A	228,800	4,036,032
Post Properties, Inc.	53,100	2,726,154
Potlatch Corp.	9,000	361,890
Prologis, Inc.	73,068	2,754,664
Public Storage	30,834	5,113,511
Ramco-Gershenson Properties Trust (SBI)	15,300	248,625
Redwood Trust, Inc.	9,300	154,194
Select Income (REIT)	25,266	607,647
Senior Housing Properties Trust (SBI)	186,600	3,903,672
Simon Property Group, Inc.	96,373	15,845,649
SL Green Realty Corp.	51,819	5,250,301
Spirit Realty Capital, Inc.	5,400	59,238
Stag Industrial, Inc.	6,100	126,331
Sun Communities, Inc.	21,350	1,078,175
Sunstone Hotel Investors, Inc.	26,600	367,612
Taubman Centers, Inc.	51,800	3,781,400
Terreno Realty Corp.	89,167	1,679,015
Two Harbors Investment Corp.	60,600	586,002
UDR, Inc.	122,000	3,324,500
Ventas, Inc.	81,747	5,064,227
Vornado Realty Trust	13,547	1,354,158
Washington Prime Group, Inc.	147,961	2,586,358
Washington REIT (SBI)	9,100	230,958
Weyerhaeuser Co.	26,900	857,034
WP Carey, Inc.	23,900	1,524,103
		153,367,579
Real Estate Management & Development - 0.3%
Forest City Enterprises, Inc. Class A (a)	123,731	2,420,178
Kennedy-Wilson Holdings, Inc.	28,000	670,880
		3,091,058
TOTAL FINANCIALS		156,991,917
Common Stocks - continued
	Shares	Value
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
West Fraser Timber Co. Ltd.	4,700	$ 229,765
TOTAL COMMON STOCKS (Cost $163,651,951)		166,827,450
Preferred Stocks - 2.3%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
Excel Trust, Inc. 7.00% (g)	43,800	1,094,317
Health Care REIT, Inc. Series I, 6.50%	3,800	219,094
Lexington Corporate Properties Trust Series C, 6.50%	15,900	753,978
		2,067,389
Nonconvertible Preferred Stocks - 2.1%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Red Lion Hotels Capital Trust 9.50%	21,238	540,507
FINANCIALS - 2.1%
Real Estate Investment Trusts - 2.1%
AG Mortgage Investment Trust, Inc. 8.00%	16,379	395,733
American Capital Agency Corp. Series B, 7.75%	8,000	195,280
American Capital Mortgage Investment Corp. Series A, 8.125%	6,200	154,194
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	8
Series B, 9.25% (a)	233,544	23
American Homes 4 Rent:
Series A, 5.00%	21,500	518,795
Series B, 5.00%	1,300	31,018
Series C, 5.50%	17,892	431,555
American Realty Capital Properties, Inc. Series F, 6.70%	3,400	78,608
Annaly Capital Management, Inc.:
Series A, 7.875%	35,200	888,800
Series C, 7.625%	2,324	57,077
Series D, 7.50%	11,671	284,772
Anworth Mortgage Asset Corp. Series A, 8.625%	41,700	1,051,257
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	13,174	341,997
Apollo Residential Mortgage, Inc. Series A, 8.00%	11,647	283,022
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Arbor Realty Trust, Inc.:
7.375%	12,320	$ 300,362
Series A, 8.25%	8,989	219,691
Armour Residential REIT, Inc. Series B, 7.875%	5,645	137,061
CBL & Associates Properties, Inc.:
Series D, 7.375%	10,347	263,849
Series E, 6.625%	3,000	72,840
Cedar Shopping Centers, Inc. Series B, 7.25%	12,171	318,272
CenterPoint Properties Trust Series D, 5.377%	5,280	3,748,800
Chesapeake Lodging Trust Series A, 7.75%	4,050	105,705
Coresite Realty Corp. Series A, 7.25%	14,176	361,346
CYS Investments, Inc. Series A, 7.75%	2,162	52,212
DDR Corp.:
Series J, 6.50%	13,519	341,220
Series K, 6.25%	5,623	137,820
Digital Realty Trust, Inc. Series G, 5.875%	6,286	139,926
Duke Realty LP Series L, 6.60%	1,034	25,974
Dynex Capital, Inc.:
Series A, 8.50%	20,755	518,045
Series B, 7.625%	10,545	247,808
Equity Lifestyle Properties, Inc. Series C, 6.75%	29,989	774,616
Essex Property Trust, Inc. Series H, 7.125%	1,900	50,065
Excel Trust, Inc. Series B, 8.125%	24,000	632,400
First Potomac Realty Trust 7.75%	22,008	572,428
General Growth Properties, Inc. Series A, 6.375%	3,847	94,636
Glimcher Realty Trust:
6.875%	702	17,964
Series G, 8.125%	3,562	90,225
Series H, 7.50%	2,898	75,174
Hatteras Financial Corp. Series A, 7.625%	14,940	354,078
Hudson Pacific Properties, Inc. 8.375%	11,698	301,224
Invesco Mortgage Capital, Inc.:
Series A, 7.75%	6,507	157,990
Series B, 7.75% (a)	17,800	442,152
iStar Financial, Inc.:
Series E, 7.875%	3,811	94,132
Series F, 7.80%	17,116	420,711
Series G, 7.65%	6,000	145,080
Kite Realty Group Trust 8.25%	900	23,742
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
LaSalle Hotel Properties Series I, 6.375%	4,963	$ 121,742
LBA Realty Fund II Series B, 7.625%	27,795	639,285
MFA Financial, Inc.:
8.00%	11,262	295,628
Series B, 7.50%	64,227	1,531,172
National Retail Properties, Inc.:
5.70%	7,472	178,207
Series D, 6.625%	3,500	90,580
New York Mortgage Trust, Inc. Series B, 7.75%	8,886	212,198
NorthStar Realty Finance Corp.:
Series B, 8.25%	7,991	200,334
Series C, 8.875%	10,582	268,783
Series D, 8.50%	8,486	212,065
Series E, 8.75%	12,200	307,806
Pebblebrook Hotel Trust:
Series A, 7.875%	11,500	295,090
Series B, 8.00%	7,600	201,324
Series C, 6.50%	7,058	167,628
Pennsylvania (REIT) 7.375%	4,082	105,724
Prologis, Inc. Series Q, 8.54%	3,700	234,719
PS Business Parks, Inc.:
Series S, 6.45%	1,800	45,630
Series T, 6.00%	5,100	122,655
Series U, 5.75%	6,700	153,095
RAIT Financial Trust:
7.125%	10,300	253,895
7.625%	6,560	157,178
Saul Centers, Inc.:
Series A, 8.00%	3,440	89,027
Series C, 6.875%	14,926	388,076
Senior Housing Properties Trust 5.625%	7,800	183,300
Stag Industrial, Inc. Series A, 9.00%	40,000	1,085,200
Summit Hotel Properties, Inc.:
Series B, 7.875%	9,827	264,346
Series C, 7.125%	6,788	176,624
Sun Communities, Inc. Series A, 7.125%	15,940	411,571
Taubman Centers, Inc. Series K, 6.25%	4,319	108,234
Terreno Realty Corp. Series A, 7.75%	5,000	133,250
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
UMH Properties, Inc. Series A, 8.25%	14,000	$ 366,800
Weingarten Realty Investors (SBI) Series F, 6.50%	6,320	159,327
		25,110,180
Real Estate Management & Development - 0.0%
Kennedy-Wilson, Inc. 7.75%	7,372	187,175
TOTAL FINANCIALS		25,297,355
TOTAL NONCONVERTIBLE PREFERRED STOCKS		25,837,862
TOTAL PREFERRED STOCKS (Cost $35,796,114)		27,905,251
Bank Loan Obligations - 1.1%
	Principal Amount (e)
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
BRE Select Hotels Corp. 5.892% 5/9/18 (h)	$ 497,840	497,840
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (h)	317,949	304,039
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (h)	164,588	156,770
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (h)	72,741	71,832
Cooper Hotel Group 12% 11/6/17	995,200	1,044,960
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (h)	20,000	20,000
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (h)	599,152	589,416
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (h)	86,442	85,577
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (h)	44,887	44,326
		2,814,760
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (h)	326,164	324,941
Bank Loan Obligations - continued
	Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 4.25% 10/11/18 (h)	$ 280,013	$ 277,912
TOTAL CONSUMER DISCRETIONARY		3,417,613
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Albertson's LLC Tranche B 3LN, term loan 4% 8/25/19 (h)	240,000	238,200
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TPF II Power, LLC Tranche B, term loan 9/24/21 (k)	70,000	69,825
FINANCIALS - 0.6%
Diversified Financial Services - 0.3%
Blackstone 9.98% 10/1/17	2,947,605	3,006,557
Pilot Travel Centers LLC Tranche B, term loan 9/30/21 (k)	500,000	497,500
		3,504,057
Real Estate Management & Development - 0.3%
CBRE Group, Inc. Tranche B, term loan 2.9045% 3/28/21 (h)	83,725	83,620
CityCenter 8.74% 7/10/15 (h)	2,067,092	2,067,092
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (h)	14,240	14,097
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (h)	1,244,361	1,222,585
		3,387,394
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (h)	343,566	337,124
TOTAL FINANCIALS		7,228,575
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (h)	66,037	65,955
Bank Loan Obligations - continued
	Principal Amount (e)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Community Health Systems, Inc.: - continued
Tranche E, term loan 3.4846% 1/25/17 (h)	$ 24,776	$ 24,714
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (h)	560,000	562,100
		652,769
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (h)	632,297	636,248
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
SBA Senior Finance II, LLC term loan 3.25% 3/24/21 (h)	89,775	87,755
UTILITIES - 0.0%
Electric Utilities - 0.0%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (h)	428,533	422,662
TOTAL BANK LOAN OBLIGATIONS (Cost $12,732,770)		12,755,522
Commodity Funds - 23.0%
	Shares
Fidelity Commodity Strategy Central Fund (i) (Cost $389,716,654)	30,938,185	276,896,754
Fixed-Income Funds - 26.6%

Fidelity Floating Rate Central Fund (i) (Cost $306,870,181)	2,993,105	320,800,994
Preferred Securities - 0.0%
	Principal Amount (e)	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g) (Cost $564,892)	$ 500,000	$ 5
Money Market Funds - 0.8%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	9,473,949	9,473,949
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	246,675	246,675
TOTAL MONEY MARKET FUNDS (Cost $9,720,624)		9,720,624
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,305,660,325)		1,203,021,411
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,693,524
NET ASSETS - 100%		$ 1,204,714,935
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,227,975 or 2.3% of net assets.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(k) The coupon rate will be determined upon settlement of the loan after period end.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,085,167 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4605% 8/1/19	2/17/11	$ 800,975
Stanley Martin Communities LLC Class B	10/3/05 - 11/6/07	$ 5,455,789
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,737
Fidelity Commodity Strategy Central Fund	252,378
Fidelity Floating Rate Central Fund	16,678,031
Fidelity Securities Lending Cash Central Fund	885
Total	$ 16,943,031
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 326,292,334	$ 6,014,669	$ 34,873,790	$ 276,896,754	82.5%
Fidelity Floating Rate Central Fund	378,972,351	16,010,395	77,253,689	320,800,994	19.4%
Total	$ 705,264,685	$ 22,025,064	$ 112,127,479	$ 597,697,748
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,146,275	$ 698,606	$ -	$ 9,447,669
Financials	184,356,661	179,059,700	1,548,130	3,748,831
Materials	229,765	229,765	-	-
Corporate Bonds	23,418,591	-	22,804,935	613,656
U.S. Government and Government Agency Obligations	332,668,458	-	332,668,458	-
Asset-Backed Securities	10,987,011	-	8,663,942	2,323,069
Collateralized Mortgage Obligations	373,419	-	373,419	-
Commercial Mortgage Securities	20,667,332	-	15,946,320	4,721,012
Bank Loan Obligations	12,755,522	-	6,119,073	6,636,449
Fixed-Income Funds	320,800,994	320,800,994	-	-
Preferred Securities	5	-	-	5
Money Market Funds	9,720,624	9,720,624	-	-
Commodity Funds	276,896,754	276,896,754	-	-
Total Investments in Securities:	$ 1,203,021,411	$ 787,406,443	$ 388,124,277	$ 27,490,691
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 39,004,593
Net Realized Gain (Loss) on Investment Securities	(316,186)
Net Unrealized Gain (Loss) on Investment Securities	2,478,716
Cost of Purchases	68,000
Proceeds of Sales	(9,924,864)
Amortization/Accretion	455,664
Transfers into Level 3	20,400
Transfers out of Level 3	(4,295,632)
Ending Balance	$ 27,490,691
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2014	$ 2,120,317

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014

Assets
Investment in securities, at value (including securities loaned of $238,533) - See accompanying schedule: Unaffiliated issuers (cost $599,352,866)	$ 595,603,039
Fidelity Central Funds (cost $706,307,459)	607,418,372
Total Investments (cost $1,305,660,325)		$ 1,203,021,411
Cash		61,894
Receivable for investments sold		4,803,219
Receivable for fund shares sold		1,248,864
Dividends receivable		2,062,870
Interest receivable		1,470,574
Distributions receivable from Fidelity Central Funds		1,126
Other receivables		5,341
Total assets		1,212,675,299

Liabilities
Payable for investments purchased	$ 5,515,446
Payable for fund shares redeemed	1,218,473
Accrued management fee	573,459
Distribution and service plan fees payable	91,558
Other affiliated payables	214,917
Other payables and accrued expenses	99,836
Collateral on securities loaned, at value	246,675
Total liabilities		7,960,364

Net Assets		$ 1,204,714,935
Net Assets consist of:
Paid in capital		$ 1,557,797,031
Undistributed net investment income		8,680,038
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(259,122,075)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(102,640,059)
Net Assets		$ 1,204,714,935

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

September 30, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($123,090,846 ÷ 13,300,731 shares)	$ 9.25

Maximum offering price per share (100/96.00 of $9.25)	$ 9.64
Class T: Net Asset Value and redemption price per share ($21,127,250 ÷ 2,279,918 shares)	$ 9.27

Maximum offering price per share (100/96.00 of $9.27)	$ 9.66
Class B: Net Asset Value and offering price per share ($3,073,956 ÷ 333,553 shares)A	$ 9.22

Class C: Net Asset Value and offering price per share ($68,666,066 ÷ 7,498,283 shares)A	$ 9.16

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($620,529,972 ÷ 66,729,587 shares)	$ 9.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($368,226,845 ÷ 39,683,296 shares)	$ 9.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2014

Investment Income
Dividends		$ 7,740,511
Interest		12,741,812
Income from Fidelity Central Funds		16,943,031
Total income		37,425,354

Expenses
Management fee	$ 7,293,511
Transfer agent fees	2,069,009
Distribution and service plan fees	1,192,628
Accounting and security lending fees	528,106
Custodian fees and expenses	42,633
Independent trustees' compensation	5,427
Registration fees	110,810
Audit	184,137
Legal	4,555
Miscellaneous	11,238
Total expenses before reductions	11,442,054
Expense reductions	(14,319)	11,427,735
Net investment income (loss)		25,997,619
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,095,919
Fidelity Central Funds	1,745,563
Foreign currency transactions	(1,165)
Total net realized gain (loss)		13,840,317
Change in net unrealized appreciation (depreciation) on: Investment securities	(10,404,370)
Assets and liabilities in foreign currencies	334
Total change in net unrealized appreciation (depreciation)		(10,404,036)
Net gain (loss)		3,436,281
Net increase (decrease) in net assets resulting from operations		$ 29,433,900

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2014	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,997,619	$ 30,509,722
Net realized gain (loss)	13,840,317	5,533,826
Change in net unrealized appreciation (depreciation)	(10,404,036)	(76,476,609)
Net increase (decrease) in net assets resulting from operations	29,433,900	(40,433,061)
Distributions to shareholders from net investment income	(26,041,371)	(28,290,311)
Distributions to shareholders from net realized gain	(9,672,762)	(4,225,517)
Total distributions	(35,714,133)	(32,515,828)
Share transactions - net increase (decrease)	(186,510,312)	124,432,635
Redemption fees	33,541	106,353
Total increase (decrease) in net assets	(192,757,004)	51,590,099

Net Assets
Beginning of period	1,397,471,939	1,345,881,840
End of period (including undistributed net investment income of $8,680,038 and undistributed net investment income of $8,011,880, respectively)	$ 1,204,714,935	$ 1,397,471,939

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.31	$ 9.78	$ 9.20	$ 9.08	$ 8.29
Income from Investment Operations
Net investment income (loss) C	.173	.188	.178	.233	.171
Net realized and unrealized gain (loss)	.004	(.452)	.940	.101	.840
Total from investment operations	.177	(.264)	1.118	.334	1.011
Distributions from net investment income	(.169)	(.177)	(.128) F	(.214)	(.111)
Distributions from net realized gain	(.068)	(.030)	(.410) F	-	(.110)
Total distributions	(.237)	(.207)	(.538)	(.214)	(.221)
Redemption fees added to paid in capital C	- H	.001	- H	- H	- H
Net asset value, end of period	$ 9.25	$ 9.31	$ 9.78	$ 9.20	$ 9.08
Total ReturnA, B	1.91%	(2.72)%	12.66%	3.60%	12.46%
Ratios to Average Net Assets D, G
Expenses before reductions	1.05%	1.04%	1.04%	1.01%	1.02%
Expenses net of fee waivers, if any	1.05%	1.04%	1.03%	1.01%	1.02%
Expenses net of all reductions	1.05%	1.03%	1.03%	1.01%	1.02%
Net investment income (loss)	1.83%	1.96%	1.88%	2.41%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 123,091	$ 169,170	$ 222,335	$ 219,906	$ 168,216
Portfolio turnover rateE	18%	23%	15%	35%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .05%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.32	$ 9.79	$ 9.21	$ 9.09	$ 8.30
Income from Investment Operations
Net investment income (loss) C	.172	.187	.177	.232	.170
Net realized and unrealized gain (loss)	.015	(.451)	.940	.099	.841
Total from investment operations	.187	(.264)	1.117	.331	1.011
Distributions from net investment income	(.169)	(.177)	(.127) F	(.211)	(.111)
Distributions from net realized gain	(.068)	(.030)	(.410) F	-	(.110)
Total distributions	(.237)	(.207)	(.537)	(.211)	(.221)
Redemption fees added to paid in capital C	- H	.001	- H	- H	- H
Net asset value, end of period	$ 9.27	$ 9.32	$ 9.79	$ 9.21	$ 9.09
Total ReturnA, B	2.02%	(2.72)%	12.62%	3.56%	12.44%
Ratios to Average Net Assets D, G
Expenses before reductions	1.06%	1.05%	1.05%	1.02%	1.03%
Expenses net of fee waivers, if any	1.06%	1.05%	1.04%	1.01%	1.03%
Expenses net of all reductions	1.06%	1.05%	1.04%	1.01%	1.03%
Net investment income (loss)	1.82%	1.94%	1.87%	2.40%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,127	$ 25,281	$ 30,648	$ 29,038	$ 27,373
Portfolio turnover rateE	18%	23%	15%	35%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .05%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.28	$ 9.74	$ 9.16	$ 9.03	$ 8.27
Income from Investment Operations
Net investment income (loss) C	.109	.119	.111	.162	.108
Net realized and unrealized gain (loss)	.009	(.444)	.940	.099	.845
Total from investment operations	.118	(.325)	1.051	.261	.953
Distributions from net investment income	(.110)	(.106)	(.061) F	(.131)	(.083)
Distributions from net realized gain	(.068)	(.030)	(.410) F	-	(.110)
Total distributions	(.178)	(.136)	(.471)	(.131)	(.193)
Redemption fees added to paid in capital C	- H	.001	- H	- H	- H
Net asset value, end of period	$ 9.22	$ 9.28	$ 9.74	$ 9.16	$ 9.03
Total ReturnA, B	1.28%	(3.35)%	11.89%	2.82%	11.73%
Ratios to Average Net Assets D, G
Expenses before reductions	1.73%	1.77%	1.77%	1.74%	1.75%
Expenses net of fee waivers, if any	1.73%	1.75%	1.73%	1.73%	1.75%
Expenses net of all reductions	1.72%	1.74%	1.73%	1.73%	1.75%
Net investment income (loss)	1.16%	1.25%	1.18%	1.68%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,074	$ 4,263	$ 5,743	$ 6,587	$ 7,406
Portfolio turnover rateE	18%	23%	15%	35%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .05%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.22	$ 9.69	$ 9.12	$ 8.99	$ 8.24
Income from Investment Operations
Net investment income (loss) C	.101	.113	.105	.158	.105
Net realized and unrealized gain (loss)	.011	(.449)	.933	.107	.838
Total from investment operations	.112	(.336)	1.038	.265	.943
Distributions from net investment income	(.104)	(.105)	(.058) F	(.135)	(.083)
Distributions from net realized gain	(.068)	(.030)	(.410) F	-	(.110)
Total distributions	(.172)	(.135)	(.468)	(.135)	(.193)
Redemption fees added to paid in capital C	- H	.001	- H	- H	- H
Net asset value, end of period	$ 9.16	$ 9.22	$ 9.69	$ 9.12	$ 8.99
Total ReturnA, B	1.22%	(3.48)%	11.80%	2.88%	11.65%
Ratios to Average Net Assets D, G
Expenses before reductions	1.81%	1.80%	1.81%	1.77%	1.78%
Expenses net of fee waivers, if any	1.81%	1.80%	1.80%	1.76%	1.78%
Expenses net of all reductions	1.80%	1.80%	1.80%	1.76%	1.78%
Net investment income (loss)	1.08%	1.19%	1.12%	1.65%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,666	$ 86,037	$ 94,134	$ 89,790	$ 66,399
Portfolio turnover rateE	18%	23%	15%	35%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .05%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Real Return

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 9.83	$ 9.24	$ 9.13	$ 8.32
Income from Investment Operations
Net investment income (loss) B	.201	.216	.212	.262	.196
Net realized and unrealized gain (loss)	.005	(.451)	.941	.098	.846
Total from investment operations	.206	(.235)	1.153	.360	1.042
Distributions from net investment income	(.198)	(.206)	(.154) E	(.250)	(.122)
Distributions from net realized gain	(.068)	(.030)	(.410) E	-	(.110)
Total distributions	(.266)	(.236)	(.564)	(.250)	(.232)
Redemption fees added to paid in capital B	- G	.001	.001	- G	- G
Net asset value, end of period	$ 9.30	$ 9.36	$ 9.83	$ 9.24	$ 9.13
Total ReturnA	2.22%	(2.41)%	13.03%	3.87%	12.81%
Ratios to Average Net Assets C, F
Expenses before reductions	.76%	.76%	.75%	.72%	.73%
Expenses net of fee waivers, if any	.76%	.75%	.73%	.71%	.73%
Expenses net of all reductions	.76%	.75%	.73%	.71%	.73%
Net investment income (loss)	2.12%	2.24%	2.18%	2.70%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 620,530	$ 679,780	$ 649,200	$ 3,541,743	$ 4,069,023
Portfolio turnover rateD	18%	23%	15%	35%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .05%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 9.81	$ 9.22	$ 9.11	$ 8.30
Income from Investment Operations
Net investment income (loss) B	.194	.208	.202	.258	.194
Net realized and unrealized gain (loss)	.005	(.450)	.947	.099	.848
Total from investment operations	.199	(.242)	1.149	.357	1.042
Distributions from net investment income	(.191)	(.199)	(.150) E	(.247)	(.122)
Distributions from net realized gain	(.068)	(.030)	(.410) E	-	(.110)
Total distributions	(.259)	(.229)	(.560)	(.247)	(.232)
Redemption fees added to paid in capital B	- G	.001	.001	- G	- G
Net asset value, end of period	$ 9.28	$ 9.34	$ 9.81	$ 9.22	$ 9.11
Total ReturnA	2.15%	(2.49)%	13.01%	3.84%	12.84%
Ratios to Average Net Assets C, F
Expenses before reductions	.82%	.83%	.81%	.76%	.75%
Expenses net of fee waivers, if any	.82%	.83%	.80%	.76%	.75%
Expenses net of all reductions	.82%	.82%	.80%	.75%	.75%
Net investment income (loss)	2.06%	2.17%	2.12%	2.66%	2.25%
Supplemental Data
Net assets, end of period (000 omitted)	$368,227	$ 432,942	$ 343,822	$ 813,551	$ 716,052
Portfolio turnover rateD	18%	23%	15%	35%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .05%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2014

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Real Return and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity- related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	.05%
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 09/30/14	Valuation Technique(s)	Unobservable Input	Amount or Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$1,412,176	Discounted cash flow	Yield	3.2% - 10.0% / 5.9%	Decrease
		Expected distribution	Recovery rate	0.0% - 15.0% / 15.0%	Increase
Bank Loan Obligations	$6,616,449	Discounted cash flow	Yield	2.1% - 10.4% / 5.8%	Decrease
Commercial Mortgage Securities	$374,655	Market comparable	Spread	7.0%	Decrease
Common Stocks	$9,447,669	Adjusted book value	Book value multiple	1.3	Increase
Corporate Bonds	$613,656	Discounted cash flow	Discount rate	20.0%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2014, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity debt classifications, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 37,075,476
Gross unrealized depreciation	(166,241,389)
Net unrealized appreciation (depreciation) on securities	$ (129,165,913)

Tax Cost	$ 1,332,187,324

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 11,118,999
Capital loss carryforward	$ (235,014,848)
Net unrealized appreciation (depreciation) on securities and other investments	$ (129,167,058)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (232,586,375)
2018	(2,428,473)
Total capital loss carryforward	$ (235,014,848)

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Due to large redemptions in a prior period, $235,014,848 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $50,181,925 per year.

The tax character of distributions paid was as follows:

	September 30, 2014	September 30, 2013
Ordinary Income	$ 35,714,133	$ 32,515,828

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

Purchases and Sales of Investments. Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $157,431,858 and $301,241,354, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 353,054	$ 4,840
Class T	-%	.25%	57,707	-
Class B	.65%	.25%	33,627	24,286
Class C	.75%	.25%	748,240	74,859
			$ 1,192,628	$ 103,985

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,474
Class T	1,463
Class B*	3,505
Class C *	6,714
$ 18,156

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 235,850.17
Class T	41,973.18
Class B	7,321.20
Class C	132,563.18
Strategic Real Return	856,336.13
Institutional Class	794,966.19
	$ 2,069,009

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,527 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,310 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Annual Report

Notes to Financial Statements - continued

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $885. During the period, there were no securities loaned to FCM.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $13,660 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $659.

Annual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2014	2013
From net investment income
Class A	$ 2,676,040	$ 3,942,614
Class T	425,190	556,047
Class B	45,269	57,095
Class C	865,987	1,063,999
Strategic Real Return	13,740,970	14,603,419
Institutional Class	8,287,915	8,067,137
Total	$ 26,041,371	$ 28,290,311
From net realized gain
Class A	$ 1,111,868	$ 700,228
Class T	176,901	96,027
Class B	29,513	16,972
Class C	578,587	305,184
Strategic Real Return	4,692,325	2,031,418
Institutional Class	3,083,568	1,075,688
Total	$ 9,672,762	$ 4,225,517

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended September 30,	2014	2013	2014	2013
Class A
Shares sold	1,998,605	4,892,241	$ 18,835,889	$ 47,210,829
Reinvestment of distributions	331,211	358,251	3,077,313	3,414,730
Shares redeemed	(7,198,466)	(9,815,865)	(67,252,488)	(93,532,782)
Net increase (decrease)	(4,868,650)	(4,565,373)	$ (45,339,286)	$ (42,907,223)
Class T
Shares sold	174,275	503,615	$ 1,649,502	$ 4,868,842
Reinvestment of distributions	59,078	59,645	549,145	568,738
Shares redeemed	(664,769)	(981,073)	(6,229,787)	(9,335,070)
Net increase (decrease)	(431,416)	(417,813)	$ (4,031,140)	$ (3,897,490)

Annual Report

Notes to Financial Statements - continued

9. Share Transactions - continued

Years ended September 30,	2014	2013	2014	2013
Class B
Shares sold	6,635	41,387	$ 61,405	$ 399,661
Reinvestment of distributions	6,955	6,170	64,250	58,505
Shares redeemed	(139,609)	(177,470)	(1,309,958)	(1,698,257)
Net increase (decrease)	(126,019)	(129,913)	$ (1,184,303)	$ (1,240,091)
Class C
Shares sold	742,879	2,258,531	$ 6,975,183	$ 21,633,969
Reinvestment of distributions	144,459	128,444	1,327,527	1,209,019
Shares redeemed	(2,719,616)	(2,773,342)	(25,190,522)	(26,180,850)
Net increase (decrease)	(1,832,278)	(386,367)	$ (16,887,812)	$ (3,337,862)
Strategic Real Return
Shares sold	14,778,557	29,472,404	$ 140,256,686	$ 284,364,599
Reinvestment of distributions	1,884,781	1,639,914	17,588,928	15,678,518
Shares redeemed	(22,584,398)	(24,513,660)	(212,624,113)	(234,394,292)
Net increase (decrease)	(5,921,060)	6,598,658	$ (54,778,499)	$ 65,648,825
Institutional Class
Shares sold	10,563,994	20,542,996	$ 99,455,631	$ 198,517,014
Reinvestment of distributions	1,056,952	814,296	9,832,745	7,754,505
Shares redeemed	(18,310,993)	(10,041,349)	(173,577,648)	(96,105,043)
Net increase (decrease)	(6,690,047)	11,315,943	$ (64,289,272)	$ 110,166,476

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of September 30, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of September 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 20, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 233 funds. Ms. Acton oversees 215 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR , its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President of certain Equity Funds (2006-2014), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of Fidelity Investments Money Management, Inc. (2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 11.79% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $10,749,324 of distributions paid during the period January 1, 2014 to September 30, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Real Return Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Annual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and of Geode. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Annual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Strategic Real Return Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, and the retail class ranked below its competitive median for 2013 and the total expense ratio of each of Class T, Class C, and Institutional Class ranked above its competitive median for 2013. The Board considered that, in general, various factors can affect total expense ratios. The Board also considered that each of Class T, Class C, and Institutional Class was above the competitive median primarily because of higher transfer agent fees due to smaller average account sizes than other Fidelity funds. Additionally, the Board considered that this fund has higher expenses because of its complex nature, which results in higher pricing and bookkeeping and audit fees. The Board also noted that the total expense ratio of Class T was above the competitive median because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board also noted that the total expense ratio of Class C was above the competitive median because of higher 12b-1 fees as compared to most competitor funds with Class C. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

RRS-UANN-1114
1.816441.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Real Return

Fund - Class A, Class T,
Class B and Class C

Annual Report

September 30, 2014

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Strategic Real
Return Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended September 30, 2014	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 4.00% sales charge)	-2.17%	4.55%	2.71%
Class T (incl. 4.00% sales charge)	-2.06%	4.56%	2.71%
Class B (incl. contingent deferred sales charge) B	-3.69%	4.37%	2.62%
Class C (incl. contingent deferred sales charge) C	0.22%	4.64%	2.38%

A From September 7, 2005.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Strategic Real Return Fund - Class A on September 7, 2005, when the fund started, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Generally slow and steady global economic trends marked the 12-month period ending September 30, 2014, although individual countries differed in monetary policy and economic outlooks. Among the inflation-hedging asset classes within the Fidelity Strategic Real Return Composite IndexSM, real estate equities led the pack. The Dow Jones U.S. Select Real Estate Securities IndexSM posted a 13.37% gain, lifted partly by attractive dividend yields for the group. Real estate fixed-income produced a solid 6.78% advance, according to The BofA Merrill LynchSM US Real Estate Index, although the asset class was somewhat held back early in the year when investors were concerned about the U.S. Federal Reserve tapering its sustaining bond-buying program. Floating-rate bank debt continued to benefit from strong investor demand, with the S&P®/LSTA Leveraged Performing Loan Index rising 3.90%. Despite historic steepness in the U.S. Treasury yield curve, inflation expectations remained low, and the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) rose 1.59%. Commodities were the only asset class to land in negative territory, as prices continued to decline. Accordingly, the Bloomberg Commodity Index Total ReturnSM returned -6.58%.

Comments from Joanna Bewick, Lead Portfolio Manager of Fidelity Advisor® Strategic Real Return Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 1.91%, 2.02%, 1.28% and 1.22%, respectively (excluding sales charges), straddling both the Fidelity Strategic Real Return Composite IndexSM and the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), which returned 1.94% and 1.59%, respectively. Versus the Composite index, our positioning among real estate income and real estate equities was the most influential. We overweighted real estate income and underweighted equities, as we favored the potential lower risk and increased yield of the fixed-income subportfolio, along with its diversified asset mix. We also believed positive fundamentals and supply dynamics in the industry gave these fixed-income securities a runway for growth. While our overweighting here had a positive impact - especially in the period's second half - our lighter-than-benchmark stake in the outperforming real estate equities sleeve hurt relative results. The net effect of both decisions was virtually flat. Security selection in the real estate income sleeve made the largest relative contribution and had the biggest absolute return. The subportfolio's common stock holdings were the primary contributor to the sleeve's strong relative performance during the past year. Elsewhere, our exposure to floating-rate bank loans also outperformed. Strong security selection in lodging & casinos helped support performance here.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2014 to September 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period* April 1, 2014 to September 30, 2014
Class A	1.04%
Actual		$ 1,000.00	$ 981.10	$ 5.16
HypotheticalA		$ 1,000.00	$ 1,019.85	$ 5.27
Class T	1.06%
Actual		$ 1,000.00	$ 982.20	$ 5.27
HypotheticalA		$ 1,000.00	$ 1,019.75	$ 5.37
Class B	1.71%
Actual		$ 1,000.00	$ 978.40	$ 8.48
HypotheticalA		$ 1,000.00	$ 1,016.50	$ 8.64
Class C	1.80%
Actual		$ 1,000.00	$ 978.10	$ 8.93
HypotheticalA		$ 1,000.00	$ 1,016.04	$ 9.10
Strategic Real Return	.77%
Actual		$ 1,000.00	$ 982.60	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,021.21	$ 3.90
Institutional Class	.82%
Actual		$ 1,000.00	$ 983.30	$ 4.08
HypotheticalA		$ 1,000.00	$ 1,020.96	$ 4.15

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .05%.

Annual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of investments of each Fidelity Central Fund other than the Commodity Strategy and Money Market Central Funds.

Holdings Distribution (% of fund's net assets)
	As of September 30, 2014	As of March 31, 2014
Commodity Related Investments*	23.0%	24.5%
Inflation-Protected Investments	27.6%	26.4%
Floating Rate High Yield**	26.6%	26.4%
Real Estate Related Investments	21.9%	21.2%
Cash & Cash Equivalents	0.8%	0.9%
* Represents investment in Fidelity Commodity Strategy Central Fund.
** Represents investment in Fidelity Floating Rate Central Fund.
Quality Diversification (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
U.S. Government and U.S. Government Agency Obligations 27.6%	U.S. Government and U.S. Government Agency Obligations 26.4%
AAA 0.0%	AAA 0.1%
AA 0.2%	AA 0.3%
A 0.4%	A 0.3%
BBB 1.8%	BBB 1.9%
BB and Below 24.6%	BB and Below 24.4%
Not Rated 2.8%	Not Rated 3.5%
Equities† 39.4%	Equities†† 40.5%
Short-Term Investments and Net Other Assets 3.2%	Short-Term Investments and Net Other Assets 2.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

† Includes investment in Fidelity Commodity Strategy Central Fund of 23.0%

†† Includes investment in Fidelity Commodity Strategy Central Fund of 24.5%

Annual Report

Investment Changes (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of September 30, 2014*		As of March 31, 2014**
	Stocks 16.4%		Stocks 16.0%
	U.S. Government and U.S. Government Agency Obligations 27.6%		U.S. Government and U.S. Government Agency Obligations 26.4%
	Corporate Bonds 2.4%		Corporate Bonds 2.1%
	Asset-Backed Securities 0.9%		Asset-Backed Securities 1.0%
	Bank Loan Obligations 24.8%		Bank Loan Obligations 25.8%
	CMOs and Other Mortgage Related Securities 1.7%		CMOs and Other Mortgage Related Securities 1.6%
	Other Investments† 23.0%		Other Investments†† 24.5%
	Short-Term Investments and Net Other Assets (Liabilities) 3.2%		Short-Term Investments and Net Other Assets (Liabilities) 2.6%
* Foreign investments	3.8%	** Foreign investments	3.8%
* U.S. Treasury Inflation-Indexed Securities	27.6%	** U.S. Treasury Inflation-Indexed Securities	26.4%

† Includes investment in Fidelity Commodity Strategy Central Fund of 23.0%
†† Includes investment in Fidelity Commodity Strategy Central Fund of 24.5%

An unaudited holdings listing of the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments September 30, 2014

Showing Percentage of Net Assets

Corporate Bonds - 2.0%
		Principal Amount (e)	Value
Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 125,000	$ 124,688
FINANCIALS - 0.3%
Diversified Financial Services - 0.1%
IAS Operating Partnership LP 5% 3/15/18 (g)		900,000	864,000
Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc. 5% 5/15/15		700,000	707,000
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19		220,000	218,075
RAIT Financial Trust 4% 10/1/33		450,000	421,875
Redwood Trust, Inc. 4.625% 4/15/18		350,000	345,625
Spirit Realty Capital, Inc. 3.75% 5/15/21		100,000	97,063
			1,789,638
Real Estate Management & Development - 0.0%
Grubb & Ellis Co. 7.95% 5/1/15 (d)(g)		360,000	0
TOTAL FINANCIALS			2,653,638
TOTAL CONVERTIBLE BONDS			2,778,326
Nonconvertible Bonds - 1.7%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20 (g)		250,000	246,250
Times Square Hotel Trust 8.528% 8/1/26 (g)		551,903	690,421
			936,671
Household Durables - 0.5%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (g)		200,000	191,000
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (g)		180,000	180,900
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
D.R. Horton, Inc. 6.5% 4/15/16		$ 189,000	$ 202,230
KB Home:
8% 3/15/20		140,000	154,000
9.1% 9/15/17		205,000	231,650
Lennar Corp.:
4.125% 12/1/18		260,000	257,400
5.6% 5/31/15		284,000	290,035
M/I Homes, Inc. 8.625% 11/15/18		1,181,000	1,235,621
Meritage Homes Corp. 7% 4/1/22		470,000	507,600
Ryland Group, Inc. 8.4% 5/15/17		129,000	147,060
Standard Pacific Corp.:
8.375% 5/15/18		1,458,000	1,654,830
10.75% 9/15/16		301,000	344,645
William Lyon Homes, Inc. 8.5% 11/15/20		280,000	302,400
			5,699,371
TOTAL CONSUMER DISCRETIONARY			6,636,042
FINANCIALS - 1.1%
Diversified Financial Services - 0.0%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (g)		220,000	234,300
Real Estate Investment Trusts - 0.7%
Camden Property Trust 5% 6/15/15		265,000	272,901
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		214,000	227,098
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21 (g)		95,000	95,000
DDR Corp.:
7.5% 7/15/18		563,000	662,841
9.625% 3/15/16		526,000	590,432
DuPont Fabros Technology LP 5.875% 9/15/21		300,000	305,250
Equity One, Inc.:
5.375% 10/15/15		95,000	99,245
6% 9/15/16		189,000	205,117
6.25% 1/15/17		189,000	207,386
Health Care Property Investors, Inc.:
6% 3/1/15		284,000	290,318
6.3% 9/15/16		900,000	989,991
7.072% 6/8/15		95,000	99,108
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Healthcare Realty Trust, Inc.:
3.75% 4/15/23		$ 177,000	$ 172,274
6.5% 1/17/17		119,000	131,608
Hospitality Properties Trust:
5.625% 3/15/17		292,000	316,545
6.7% 1/15/18		189,000	210,946
iStar Financial, Inc.:
6.05% 4/15/15		618,000	630,360
7.125% 2/15/18		265,000	274,275
9% 6/1/17		395,000	439,931
Lexington Corporate Properties Trust 4.25% 6/15/23		500,000	500,903
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22		170,000	181,475
National Retail Properties, Inc. 6.875% 10/15/17		379,000	434,463
Omega Healthcare Investors, Inc. 7.5% 2/15/20		189,000	199,159
Potlatch Corp. 7.5% 11/1/19		189,000	216,878
Prologis LP 7.625% 7/1/17		297,000	334,327
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	224,715
Senior Housing Properties Trust:
3.25% 5/1/19		118,000	118,776
4.75% 5/1/24		163,000	164,380
6.75% 4/15/20		134,000	152,476
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		95,000	96,281
5.25% 1/15/16		189,000	198,923
			9,043,382
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 6% 4/1/16		189,000	201,590
CBRE Group, Inc. 5% 3/15/23		270,000	267,273
Excel Trust LP 4.625% 5/15/24		96,000	97,612
First Industrial LP 5.75% 1/15/16		189,000	198,961
Forestar U.S.A. Real Estate Group 8.5% 6/1/22 (g)		480,000	492,000
Howard Hughes Corp. 6.875% 10/1/21 (g)		345,000	356,213
Kennedy-Wilson, Inc.:
5.875% 4/1/24		110,000	110,550
8.75% 4/1/19		590,000	626,875
Mid-America Apartments LP 6.05% 9/1/16		284,000	307,739
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (g)		$ 190,000	$ 183,350
Regency Centers LP 5.875% 6/15/17		114,000	126,342
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19		141,000	150,002
			3,118,507
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. 6.625% 5/15/19 (g)		160,000	154,400
Wrightwood Capital LLC 1.9% 4/20/20 (d)		135,465	613,656
			768,056
TOTAL FINANCIALS			13,164,245
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21		60,000	61,950
7.75% 2/15/19		195,000	204,263
			266,213
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17		165,000	174,488
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		379,000	399,277
TOTAL NONCONVERTIBLE BONDS			20,640,265
TOTAL CORPORATE BONDS (Cost $22,003,179)			23,418,591
U.S. Treasury Inflation-Protected Obligations - 27.6%

U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43		4,766,842	4,218,324
0.75% 2/15/42		8,329,681	7,645,154
U.S. Treasury Inflation-Protected Obligations - continued
		Principal Amount (e)	Value
U.S. Treasury Inflation-Indexed Bonds: - continued
1.375% 2/15/44		$ 3,680,172	$ 3,942,461
1.75% 1/15/28		6,682,481	7,454,753
2% 1/15/26		11,653,386	13,287,243
2.125% 2/15/40		3,735,695	4,631,721
2.125% 2/15/41		4,304,979	5,365,850
2.375% 1/15/25		11,753,471	13,786,566
2.375% 1/15/27		9,789,246	11,606,091
2.5% 1/15/29		5,701,587	6,971,143
3.625% 4/15/28		5,261,699	7,158,065
3.875% 4/15/29		6,017,369	8,507,173
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16		13,607,618	13,772,647
0.125% 4/15/17		13,164,448	13,349,180
0.125% 4/15/18		10,564,368	10,656,085
0.125% 1/15/22		15,631,704	15,290,661
0.125% 7/15/22		16,110,422	15,743,063
0.125% 1/15/23		13,108,686	12,699,163
0.125% 7/15/24		9,933,561	9,548,731
0.375% 7/15/23		11,875,732	11,761,733
0.625% 7/15/21		12,654,424	12,924,934
0.625% 1/15/24		6,075,426	6,113,043
1.125% 1/15/21		19,903,851	20,900,777
1.25% 7/15/20		17,470,620	18,568,325
1.375% 7/15/18		5,455,749	5,800,887
1.375% 1/15/20		9,241,479	9,839,470
1.625% 1/15/18		5,210,880	5,537,876
1.875% 7/15/15		1,055,838	1,079,941
1.875% 7/15/19		7,202,683	7,867,316
2% 1/15/16		7,064,295	7,316,573
2.125% 1/15/19		976,527	1,067,743
2.375% 1/15/17		9,693,551	10,357,046
2.5% 7/15/16		12,659,790	13,446,191
2.625% 7/15/17		13,246,149	14,452,529
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS (Cost $333,769,376)			332,668,458
Asset-Backed Securities - 0.9%
		Principal Amount (e)	Value
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4836% 1/20/37 (g)(h)		$ 16,181	$ 16,100
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (g)		910,893	910,893
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.4821% 4/7/52 (g)(h)		43,787	43,699
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	267,443
Series 2002-2 Class M2, 9.163% 3/1/33 (h)		474,000	407,830
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (g)		540,898	482,049
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (g)		382,818	384,540
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		305,905	298,962
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6031% 11/28/39 (g)(h)		950,825	95
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8045% 9/25/46 (g)(h)		750,000	705,000
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		721,596	352,340
Merit Securities Corp. Series 13 Class M1, 7.8574% 12/28/33 (h)		1,900,000	2,016,637
N-Star Real Estate CDO Ltd. Series 1A Class C1B, 7.696% 8/28/38 (g)		1,211,876	1,236,114
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		46,595	30,905
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.8881% 2/5/36 (g)(h)		319,235	32
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7341% 9/25/26 (g)(h)		568,000	410,948
Series 2006-1A:
Class D, 0.8641% 9/25/26 (g)(h)		176,463	169,404
Class E, 0.9641% 9/25/26 (g)(h)		250,000	238,325
Class F, 1.3841% 9/25/26 (g)(h)		556,000	521,973
Class G, 1.5841% 9/25/26 (g)(h)		306,000	284,611
Class H, 1.8841% 9/25/26 (g)(h)		814,000	757,264
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5544% 11/21/40 (g)(h)		1,274,646	1,226,847
Class F, 2.1844% 11/21/40 (g)(h)		1,500,000	225,000
TOTAL ASSET-BACKED SECURITIES (Cost $12,063,687)			10,987,011
Collateralized Mortgage Obligations - 0.0%
		Principal Amount (e)	Value
Private Sponsor - 0.0%
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.6927% 1/25/19 (g)(h)		$ 16,077	$ 8,870
Class B4, 4.6927% 1/25/19 (g)(h)		32,154	14,860
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5324% 12/25/46 (g)(h)		189,000	208,310
Series 2010-K7 Class B, 5.618% 4/25/20 (g)(h)		95,000	105,289
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (g)		34,619	36,090
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $316,603)			373,419
Commercial Mortgage Securities - 1.7%

ACGS Series 2004-1 Class P, 7.4605% 8/1/19 (l)		643,024	637,498
Banc of America Commercial Mortgage Trust Series 2005-1 Class CJ, 5.466% 11/10/42 (h)		275,000	278,821
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.1536% 3/15/22 (g)(h)		90,411	79,673
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.5998% 3/11/39 (h)		568,000	583,844
BLCP Hotel Trust Series 2014-CLMZ Class M, 5.8825% 8/15/29 (g)(h)		1,000,000	994,801
CGBAM Commercial Mortgage Trust:
floater Series 2014-HD Class E, 3.155% 2/15/31 (g)(h)		231,000	231,000
Series 2013-D Class D, 3.005% 5/15/30 (g)(h)		250,000	250,256
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (g)		379,000	405,720
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.2768% 9/10/46 (g)(h)		250,000	242,876
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (g)(h)	CAD	1,605,000	1,389,634
Class G, 5.01% 5/15/44 (g)(h)	CAD	351,000	295,618
Class H, 5.01% 5/15/44 (g)(h)	CAD	235,000	191,257
Class J, 5.01% 5/15/44 (g)(h)	CAD	235,000	181,013
Class K, 5.01% 5/15/44 (g)(h)	CAD	118,000	88,447
Class L, 5.01% 5/15/44 (g)(h)	CAD	421,000	298,961
Class M, 5.01% 5/15/44 (g)(h)	CAD	1,927,737	1,263,929
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (g)		250,000	196,108
Series 2013-CR10 Class D, 4.958% 8/10/46 (g)(h)		200,000	194,137
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
COMM Mortgage Trust: - continued
Series 2013-CR12 Class D, 5.2552% 10/10/46 (g)(h)		$ 250,000	$ 240,011
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 5.458% 5/10/43 (g)(h)		200,000	204,839
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class F, 6.75% 11/15/30 (g)		131,377	135,613
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.7303% 11/10/46 (g)(h)		580,000	625,525
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		15,029	15,016
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.6622% 12/25/43 (h)(j)		1,156,048	159,806
Series K012 Class X3, 2.366% 1/25/41 (h)(j)		665,148	82,385
Series K013 Class X3, 2.8852% 1/25/43 (h)(j)		1,124,000	171,459
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class G, 6.75% 4/15/29 (h)		141,164	152,263
Series 2000-C1 Class K, 7% 3/15/33		1,858	1,872
GS Mortgage Securities Trust:
Series 2012-GCJ7:
Class C, 5.9067% 5/10/45 (h)		500,000	553,217
Class D, 5.9067% 5/10/45 (g)(h)		500,000	524,294
Series 2012-GCJ9 Class D, 4.858% 11/10/45 (g)(h)		157,000	154,661
Series 2013-GC16 Class F, 3.5% 11/10/46 (g)		150,000	111,977
Hilton U.S.A. Trust floater Series 2014-ORL Class E, 2.1587% 7/15/29 (g)(h)		120,000	119,789
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.6935% 12/5/27 (g)(h)		641,000	773,670
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (g)		1,000,000	1,042,389
Series 2010-CNTR Class D, 6.3899% 8/5/32 (g)(h)		284,000	319,382
Series 2012-CBX Class G 4% 6/15/45 (g)		151,000	113,093
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2014-INN:
Class E, 3.754% 6/15/29 (g)(h)		319,000	318,364
Class F, 4.154% 6/15/29 (g)(h)		357,000	356,288
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		3,703	3,703
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AJ, 6.0493% 6/15/38 (h)		589,000	618,958
LSTAR Commercial Mortgage Trust:
Series 2011-1:
Class B, 5.3392% 6/25/43 (g)(h)		80,789	80,761
Class D, 5.3392% 6/25/43 (g)(h)		365,500	368,718
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
LSTAR Commercial Mortgage Trust: - continued
Series 2014-2 Class E, 5.3097% 1/20/41 (g)(h)		$ 192,000	$ 153,771
Mach One Trust LLC Series 2004-1A Class H, 6.2955% 5/28/40 (g)(h)		120,000	123,300
Mezz Capital Commercial Mortgage Trust sequential payer Series 2004-C2 Class A, 5.318% 10/15/40 (g)		87,896	87,896
Morgan Stanley BAML Trust Series 2013-C12 Class D, 4.928% 10/15/46 (g)(h)		250,000	239,553
Morgan Stanley Capital I Trust:
sequential payer Series 2006-HQ10 Class AM, 5.36% 11/12/41		881,000	945,109
Series 1997-RR Class F, 7.4315% 4/30/39 (g)(h)		39,318	39,613
Series 1998-CF1 Class G, 7.35% 7/15/32 (g)		385,251	374,655
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		758,000	809,534
Series 2011-C2:
Class D, 5.4814% 6/15/44 (g)(h)		358,000	381,867
Class E, 5.4814% 6/15/44 (g)(h)		454,000	471,021
Class F, 5.4814% 6/15/44 (g)(h)		343,000	319,891
Class XB, 0.5338% 6/15/44 (g)(h)(j)		12,067,221	343,240
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		248,749	323,026
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		474,000	498,960
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.7193% 5/10/45 (g)(h)		120,000	123,104
Wachovia Bank Commercial Mortgage Trust Series 2004-C12 Class D, 5.6118% 7/15/41 (h)		197,625	198,044
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.3221% 3/15/45 (g)(h)		220,000	183,102
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $18,454,294)			20,667,332
Common Stocks - 13.9%
	Shares
CONSUMER DISCRETIONARY - 0.8%
Hotels, Restaurants & Leisure - 0.0%
Starwood Hotels & Resorts Worldwide, Inc.	1,900	158,099
Household Durables - 0.8%
Stanley Martin Communities LLC Class B (a)(l)	6,300	9,447,669
TOTAL CONSUMER DISCRETIONARY		9,605,768
Common Stocks - continued
	Shares	Value
FINANCIALS - 13.1%
Capital Markets - 0.1%
Ellington Financial LLC	24,000	$ 533,280
Real Estate Investment Trusts - 12.7%
Acadia Realty Trust (SBI)	142,144	3,920,332
Alexandria Real Estate Equities, Inc.	57,135	4,213,706
American Campus Communities, Inc.	32,400	1,180,980
American Tower Corp.	6,700	627,321
Annaly Capital Management, Inc.	19,800	211,464
Anworth Mortgage Asset Corp.	63,600	304,644
Apartment Investment & Management Co. Class A	48,100	1,530,542
Arbor Realty Trust, Inc.	48,800	328,912
Ashford Hospitality Prime, Inc.	50,800	773,684
AvalonBay Communities, Inc.	22,109	3,116,706
Boston Properties, Inc.	59,001	6,829,956
CBL & Associates Properties, Inc.	88,870	1,590,773
Cedar Shopping Centers, Inc.	143,123	844,426
Chambers Street Properties	53,591	403,540
Cousins Properties, Inc.	20,600	246,170
CYS Investments, Inc.	77,580	639,259
DCT Industrial Trust, Inc.	421,000	3,161,710
Digital Realty Trust, Inc.	69,300	4,322,934
Douglas Emmett, Inc.	47,700	1,224,459
Duke Realty LP	79,700	1,369,246
Dynex Capital, Inc.	68,000	549,440
EastGroup Properties, Inc.	3,800	230,242
Equity Lifestyle Properties, Inc.	138,933	5,885,202
Equity Residential (SBI)	48,913	3,012,063
Essex Property Trust, Inc.	30,472	5,446,870
Excel Trust, Inc.	94,528	1,112,595
Extra Space Storage, Inc.	56,400	2,908,548
Federal Realty Investment Trust (SBI)	37,046	4,388,469
FelCor Lodging Trust, Inc.	249,600	2,336,256
First Potomac Realty Trust	45,500	534,625
Five Oaks Investment Corp.	2,900	30,450
Hatteras Financial Corp.	24,300	436,428
HCP, Inc.	151,913	6,032,465
Health Care REIT, Inc.	23,775	1,482,847
Host Hotels & Resorts, Inc.	78,381	1,671,867
Kite Realty Group Trust	64,583	1,565,492
LaSalle Hotel Properties (SBI)	80,221	2,746,767
Lexington Corporate Properties Trust	150,500	1,473,395
LTC Properties, Inc.	14,900	549,661
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
MFA Financial, Inc.	571,966	$ 4,449,895
Mid-America Apartment Communities, Inc.	65,464	4,297,712
Monmouth Real Estate Investment Corp. Class A	15,500	156,860
National Retail Properties, Inc. (f)	9,300	321,501
Newcastle Investment Corp.	86,765	1,100,180
NorthStar Realty Finance Corp.	10,500	185,535
Piedmont Office Realty Trust, Inc. Class A	228,800	4,036,032
Post Properties, Inc.	53,100	2,726,154
Potlatch Corp.	9,000	361,890
Prologis, Inc.	73,068	2,754,664
Public Storage	30,834	5,113,511
Ramco-Gershenson Properties Trust (SBI)	15,300	248,625
Redwood Trust, Inc.	9,300	154,194
Select Income (REIT)	25,266	607,647
Senior Housing Properties Trust (SBI)	186,600	3,903,672
Simon Property Group, Inc.	96,373	15,845,649
SL Green Realty Corp.	51,819	5,250,301
Spirit Realty Capital, Inc.	5,400	59,238
Stag Industrial, Inc.	6,100	126,331
Sun Communities, Inc.	21,350	1,078,175
Sunstone Hotel Investors, Inc.	26,600	367,612
Taubman Centers, Inc.	51,800	3,781,400
Terreno Realty Corp.	89,167	1,679,015
Two Harbors Investment Corp.	60,600	586,002
UDR, Inc.	122,000	3,324,500
Ventas, Inc.	81,747	5,064,227
Vornado Realty Trust	13,547	1,354,158
Washington Prime Group, Inc.	147,961	2,586,358
Washington REIT (SBI)	9,100	230,958
Weyerhaeuser Co.	26,900	857,034
WP Carey, Inc.	23,900	1,524,103
		153,367,579
Real Estate Management & Development - 0.3%
Forest City Enterprises, Inc. Class A (a)	123,731	2,420,178
Kennedy-Wilson Holdings, Inc.	28,000	670,880
		3,091,058
TOTAL FINANCIALS		156,991,917
Common Stocks - continued
	Shares	Value
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
West Fraser Timber Co. Ltd.	4,700	$ 229,765
TOTAL COMMON STOCKS (Cost $163,651,951)		166,827,450
Preferred Stocks - 2.3%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
Excel Trust, Inc. 7.00% (g)	43,800	1,094,317
Health Care REIT, Inc. Series I, 6.50%	3,800	219,094
Lexington Corporate Properties Trust Series C, 6.50%	15,900	753,978
		2,067,389
Nonconvertible Preferred Stocks - 2.1%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Red Lion Hotels Capital Trust 9.50%	21,238	540,507
FINANCIALS - 2.1%
Real Estate Investment Trusts - 2.1%
AG Mortgage Investment Trust, Inc. 8.00%	16,379	395,733
American Capital Agency Corp. Series B, 7.75%	8,000	195,280
American Capital Mortgage Investment Corp. Series A, 8.125%	6,200	154,194
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	8
Series B, 9.25% (a)	233,544	23
American Homes 4 Rent:
Series A, 5.00%	21,500	518,795
Series B, 5.00%	1,300	31,018
Series C, 5.50%	17,892	431,555
American Realty Capital Properties, Inc. Series F, 6.70%	3,400	78,608
Annaly Capital Management, Inc.:
Series A, 7.875%	35,200	888,800
Series C, 7.625%	2,324	57,077
Series D, 7.50%	11,671	284,772
Anworth Mortgage Asset Corp. Series A, 8.625%	41,700	1,051,257
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	13,174	341,997
Apollo Residential Mortgage, Inc. Series A, 8.00%	11,647	283,022
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Arbor Realty Trust, Inc.:
7.375%	12,320	$ 300,362
Series A, 8.25%	8,989	219,691
Armour Residential REIT, Inc. Series B, 7.875%	5,645	137,061
CBL & Associates Properties, Inc.:
Series D, 7.375%	10,347	263,849
Series E, 6.625%	3,000	72,840
Cedar Shopping Centers, Inc. Series B, 7.25%	12,171	318,272
CenterPoint Properties Trust Series D, 5.377%	5,280	3,748,800
Chesapeake Lodging Trust Series A, 7.75%	4,050	105,705
Coresite Realty Corp. Series A, 7.25%	14,176	361,346
CYS Investments, Inc. Series A, 7.75%	2,162	52,212
DDR Corp.:
Series J, 6.50%	13,519	341,220
Series K, 6.25%	5,623	137,820
Digital Realty Trust, Inc. Series G, 5.875%	6,286	139,926
Duke Realty LP Series L, 6.60%	1,034	25,974
Dynex Capital, Inc.:
Series A, 8.50%	20,755	518,045
Series B, 7.625%	10,545	247,808
Equity Lifestyle Properties, Inc. Series C, 6.75%	29,989	774,616
Essex Property Trust, Inc. Series H, 7.125%	1,900	50,065
Excel Trust, Inc. Series B, 8.125%	24,000	632,400
First Potomac Realty Trust 7.75%	22,008	572,428
General Growth Properties, Inc. Series A, 6.375%	3,847	94,636
Glimcher Realty Trust:
6.875%	702	17,964
Series G, 8.125%	3,562	90,225
Series H, 7.50%	2,898	75,174
Hatteras Financial Corp. Series A, 7.625%	14,940	354,078
Hudson Pacific Properties, Inc. 8.375%	11,698	301,224
Invesco Mortgage Capital, Inc.:
Series A, 7.75%	6,507	157,990
Series B, 7.75% (a)	17,800	442,152
iStar Financial, Inc.:
Series E, 7.875%	3,811	94,132
Series F, 7.80%	17,116	420,711
Series G, 7.65%	6,000	145,080
Kite Realty Group Trust 8.25%	900	23,742
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
LaSalle Hotel Properties Series I, 6.375%	4,963	$ 121,742
LBA Realty Fund II Series B, 7.625%	27,795	639,285
MFA Financial, Inc.:
8.00%	11,262	295,628
Series B, 7.50%	64,227	1,531,172
National Retail Properties, Inc.:
5.70%	7,472	178,207
Series D, 6.625%	3,500	90,580
New York Mortgage Trust, Inc. Series B, 7.75%	8,886	212,198
NorthStar Realty Finance Corp.:
Series B, 8.25%	7,991	200,334
Series C, 8.875%	10,582	268,783
Series D, 8.50%	8,486	212,065
Series E, 8.75%	12,200	307,806
Pebblebrook Hotel Trust:
Series A, 7.875%	11,500	295,090
Series B, 8.00%	7,600	201,324
Series C, 6.50%	7,058	167,628
Pennsylvania (REIT) 7.375%	4,082	105,724
Prologis, Inc. Series Q, 8.54%	3,700	234,719
PS Business Parks, Inc.:
Series S, 6.45%	1,800	45,630
Series T, 6.00%	5,100	122,655
Series U, 5.75%	6,700	153,095
RAIT Financial Trust:
7.125%	10,300	253,895
7.625%	6,560	157,178
Saul Centers, Inc.:
Series A, 8.00%	3,440	89,027
Series C, 6.875%	14,926	388,076
Senior Housing Properties Trust 5.625%	7,800	183,300
Stag Industrial, Inc. Series A, 9.00%	40,000	1,085,200
Summit Hotel Properties, Inc.:
Series B, 7.875%	9,827	264,346
Series C, 7.125%	6,788	176,624
Sun Communities, Inc. Series A, 7.125%	15,940	411,571
Taubman Centers, Inc. Series K, 6.25%	4,319	108,234
Terreno Realty Corp. Series A, 7.75%	5,000	133,250
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
UMH Properties, Inc. Series A, 8.25%	14,000	$ 366,800
Weingarten Realty Investors (SBI) Series F, 6.50%	6,320	159,327
		25,110,180
Real Estate Management & Development - 0.0%
Kennedy-Wilson, Inc. 7.75%	7,372	187,175
TOTAL FINANCIALS		25,297,355
TOTAL NONCONVERTIBLE PREFERRED STOCKS		25,837,862
TOTAL PREFERRED STOCKS (Cost $35,796,114)		27,905,251
Bank Loan Obligations - 1.1%
	Principal Amount (e)
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
BRE Select Hotels Corp. 5.892% 5/9/18 (h)	$ 497,840	497,840
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (h)	317,949	304,039
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (h)	164,588	156,770
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (h)	72,741	71,832
Cooper Hotel Group 12% 11/6/17	995,200	1,044,960
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (h)	20,000	20,000
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (h)	599,152	589,416
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (h)	86,442	85,577
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (h)	44,887	44,326
		2,814,760
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (h)	326,164	324,941
Bank Loan Obligations - continued
	Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 4.25% 10/11/18 (h)	$ 280,013	$ 277,912
TOTAL CONSUMER DISCRETIONARY		3,417,613
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Albertson's LLC Tranche B 3LN, term loan 4% 8/25/19 (h)	240,000	238,200
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TPF II Power, LLC Tranche B, term loan 9/24/21 (k)	70,000	69,825
FINANCIALS - 0.6%
Diversified Financial Services - 0.3%
Blackstone 9.98% 10/1/17	2,947,605	3,006,557
Pilot Travel Centers LLC Tranche B, term loan 9/30/21 (k)	500,000	497,500
		3,504,057
Real Estate Management & Development - 0.3%
CBRE Group, Inc. Tranche B, term loan 2.9045% 3/28/21 (h)	83,725	83,620
CityCenter 8.74% 7/10/15 (h)	2,067,092	2,067,092
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (h)	14,240	14,097
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (h)	1,244,361	1,222,585
		3,387,394
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (h)	343,566	337,124
TOTAL FINANCIALS		7,228,575
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (h)	66,037	65,955
Bank Loan Obligations - continued
	Principal Amount (e)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Community Health Systems, Inc.: - continued
Tranche E, term loan 3.4846% 1/25/17 (h)	$ 24,776	$ 24,714
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (h)	560,000	562,100
		652,769
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (h)	632,297	636,248
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
SBA Senior Finance II, LLC term loan 3.25% 3/24/21 (h)	89,775	87,755
UTILITIES - 0.0%
Electric Utilities - 0.0%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (h)	428,533	422,662
TOTAL BANK LOAN OBLIGATIONS (Cost $12,732,770)		12,755,522
Commodity Funds - 23.0%
	Shares
Fidelity Commodity Strategy Central Fund (i) (Cost $389,716,654)	30,938,185	276,896,754
Fixed-Income Funds - 26.6%

Fidelity Floating Rate Central Fund (i) (Cost $306,870,181)	2,993,105	320,800,994
Preferred Securities - 0.0%
	Principal Amount (e)	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g) (Cost $564,892)	$ 500,000	$ 5
Money Market Funds - 0.8%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	9,473,949	9,473,949
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	246,675	246,675
TOTAL MONEY MARKET FUNDS (Cost $9,720,624)		9,720,624
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,305,660,325)		1,203,021,411
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,693,524
NET ASSETS - 100%		$ 1,204,714,935
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,227,975 or 2.3% of net assets.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(k) The coupon rate will be determined upon settlement of the loan after period end.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,085,167 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4605% 8/1/19	2/17/11	$ 800,975
Stanley Martin Communities LLC Class B	10/3/05 - 11/6/07	$ 5,455,789
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,737
Fidelity Commodity Strategy Central Fund	252,378
Fidelity Floating Rate Central Fund	16,678,031
Fidelity Securities Lending Cash Central Fund	885
Total	$ 16,943,031
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 326,292,334	$ 6,014,669	$ 34,873,790	$ 276,896,754	82.5%
Fidelity Floating Rate Central Fund	378,972,351	16,010,395	77,253,689	320,800,994	19.4%
Total	$ 705,264,685	$ 22,025,064	$ 112,127,479	$ 597,697,748
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,146,275	$ 698,606	$ -	$ 9,447,669
Financials	184,356,661	179,059,700	1,548,130	3,748,831
Materials	229,765	229,765	-	-
Corporate Bonds	23,418,591	-	22,804,935	613,656
U.S. Government and Government Agency Obligations	332,668,458	-	332,668,458	-
Asset-Backed Securities	10,987,011	-	8,663,942	2,323,069
Collateralized Mortgage Obligations	373,419	-	373,419	-
Commercial Mortgage Securities	20,667,332	-	15,946,320	4,721,012
Bank Loan Obligations	12,755,522	-	6,119,073	6,636,449
Fixed-Income Funds	320,800,994	320,800,994	-	-
Preferred Securities	5	-	-	5
Money Market Funds	9,720,624	9,720,624	-	-
Commodity Funds	276,896,754	276,896,754	-	-
Total Investments in Securities:	$ 1,203,021,411	$ 787,406,443	$ 388,124,277	$ 27,490,691
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 39,004,593
Net Realized Gain (Loss) on Investment Securities	(316,186)
Net Unrealized Gain (Loss) on Investment Securities	2,478,716
Cost of Purchases	68,000
Proceeds of Sales	(9,924,864)
Amortization/Accretion	455,664
Transfers into Level 3	20,400
Transfers out of Level 3	(4,295,632)
Ending Balance	$ 27,490,691
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2014	$ 2,120,317

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014

Assets
Investment in securities, at value (including securities loaned of $238,533) - See accompanying schedule: Unaffiliated issuers (cost $599,352,866)	$ 595,603,039
Fidelity Central Funds (cost $706,307,459)	607,418,372
Total Investments (cost $1,305,660,325)		$ 1,203,021,411
Cash		61,894
Receivable for investments sold		4,803,219
Receivable for fund shares sold		1,248,864
Dividends receivable		2,062,870
Interest receivable		1,470,574
Distributions receivable from Fidelity Central Funds		1,126
Other receivables		5,341
Total assets		1,212,675,299

Liabilities
Payable for investments purchased	$ 5,515,446
Payable for fund shares redeemed	1,218,473
Accrued management fee	573,459
Distribution and service plan fees payable	91,558
Other affiliated payables	214,917
Other payables and accrued expenses	99,836
Collateral on securities loaned, at value	246,675
Total liabilities		7,960,364

Net Assets		$ 1,204,714,935
Net Assets consist of:
Paid in capital		$ 1,557,797,031
Undistributed net investment income		8,680,038
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(259,122,075)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(102,640,059)
Net Assets		$ 1,204,714,935

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

September 30, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($123,090,846 ÷ 13,300,731 shares)	$ 9.25

Maximum offering price per share (100/96.00 of $9.25)	$ 9.64
Class T: Net Asset Value and redemption price per share ($21,127,250 ÷ 2,279,918 shares)	$ 9.27

Maximum offering price per share (100/96.00 of $9.27)	$ 9.66
Class B: Net Asset Value and offering price per share ($3,073,956 ÷ 333,553 shares)A	$ 9.22

Class C: Net Asset Value and offering price per share ($68,666,066 ÷ 7,498,283 shares)A	$ 9.16

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($620,529,972 ÷ 66,729,587 shares)	$ 9.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($368,226,845 ÷ 39,683,296 shares)	$ 9.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2014

Investment Income
Dividends		$ 7,740,511
Interest		12,741,812
Income from Fidelity Central Funds		16,943,031
Total income		37,425,354

Expenses
Management fee	$ 7,293,511
Transfer agent fees	2,069,009
Distribution and service plan fees	1,192,628
Accounting and security lending fees	528,106
Custodian fees and expenses	42,633
Independent trustees' compensation	5,427
Registration fees	110,810
Audit	184,137
Legal	4,555
Miscellaneous	11,238
Total expenses before reductions	11,442,054
Expense reductions	(14,319)	11,427,735
Net investment income (loss)		25,997,619
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,095,919
Fidelity Central Funds	1,745,563
Foreign currency transactions	(1,165)
Total net realized gain (loss)		13,840,317
Change in net unrealized appreciation (depreciation) on: Investment securities	(10,404,370)
Assets and liabilities in foreign currencies	334
Total change in net unrealized appreciation (depreciation)		(10,404,036)
Net gain (loss)		3,436,281
Net increase (decrease) in net assets resulting from operations		$ 29,433,900

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2014	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,997,619	$ 30,509,722
Net realized gain (loss)	13,840,317	5,533,826
Change in net unrealized appreciation (depreciation)	(10,404,036)	(76,476,609)
Net increase (decrease) in net assets resulting from operations	29,433,900	(40,433,061)
Distributions to shareholders from net investment income	(26,041,371)	(28,290,311)
Distributions to shareholders from net realized gain	(9,672,762)	(4,225,517)
Total distributions	(35,714,133)	(32,515,828)
Share transactions - net increase (decrease)	(186,510,312)	124,432,635
Redemption fees	33,541	106,353
Total increase (decrease) in net assets	(192,757,004)	51,590,099

Net Assets
Beginning of period	1,397,471,939	1,345,881,840
End of period (including undistributed net investment income of $8,680,038 and undistributed net investment income of $8,011,880, respectively)	$ 1,204,714,935	$ 1,397,471,939

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.31	$ 9.78	$ 9.20	$ 9.08	$ 8.29
Income from Investment Operations
Net investment income (loss) C	.173	.188	.178	.233	.171
Net realized and unrealized gain (loss)	.004	(.452)	.940	.101	.840
Total from investment operations	.177	(.264)	1.118	.334	1.011
Distributions from net investment income	(.169)	(.177)	(.128) F	(.214)	(.111)
Distributions from net realized gain	(.068)	(.030)	(.410) F	-	(.110)
Total distributions	(.237)	(.207)	(.538)	(.214)	(.221)
Redemption fees added to paid in capital C	- H	.001	- H	- H	- H
Net asset value, end of period	$ 9.25	$ 9.31	$ 9.78	$ 9.20	$ 9.08
Total ReturnA, B	1.91%	(2.72)%	12.66%	3.60%	12.46%
Ratios to Average Net Assets D, G
Expenses before reductions	1.05%	1.04%	1.04%	1.01%	1.02%
Expenses net of fee waivers, if any	1.05%	1.04%	1.03%	1.01%	1.02%
Expenses net of all reductions	1.05%	1.03%	1.03%	1.01%	1.02%
Net investment income (loss)	1.83%	1.96%	1.88%	2.41%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 123,091	$ 169,170	$ 222,335	$ 219,906	$ 168,216
Portfolio turnover rateE	18%	23%	15%	35%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .05%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.32	$ 9.79	$ 9.21	$ 9.09	$ 8.30
Income from Investment Operations
Net investment income (loss) C	.172	.187	.177	.232	.170
Net realized and unrealized gain (loss)	.015	(.451)	.940	.099	.841
Total from investment operations	.187	(.264)	1.117	.331	1.011
Distributions from net investment income	(.169)	(.177)	(.127) F	(.211)	(.111)
Distributions from net realized gain	(.068)	(.030)	(.410) F	-	(.110)
Total distributions	(.237)	(.207)	(.537)	(.211)	(.221)
Redemption fees added to paid in capital C	- H	.001	- H	- H	- H
Net asset value, end of period	$ 9.27	$ 9.32	$ 9.79	$ 9.21	$ 9.09
Total ReturnA, B	2.02%	(2.72)%	12.62%	3.56%	12.44%
Ratios to Average Net Assets D, G
Expenses before reductions	1.06%	1.05%	1.05%	1.02%	1.03%
Expenses net of fee waivers, if any	1.06%	1.05%	1.04%	1.01%	1.03%
Expenses net of all reductions	1.06%	1.05%	1.04%	1.01%	1.03%
Net investment income (loss)	1.82%	1.94%	1.87%	2.40%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,127	$ 25,281	$ 30,648	$ 29,038	$ 27,373
Portfolio turnover rateE	18%	23%	15%	35%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .05%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.28	$ 9.74	$ 9.16	$ 9.03	$ 8.27
Income from Investment Operations
Net investment income (loss) C	.109	.119	.111	.162	.108
Net realized and unrealized gain (loss)	.009	(.444)	.940	.099	.845
Total from investment operations	.118	(.325)	1.051	.261	.953
Distributions from net investment income	(.110)	(.106)	(.061) F	(.131)	(.083)
Distributions from net realized gain	(.068)	(.030)	(.410) F	-	(.110)
Total distributions	(.178)	(.136)	(.471)	(.131)	(.193)
Redemption fees added to paid in capital C	- H	.001	- H	- H	- H
Net asset value, end of period	$ 9.22	$ 9.28	$ 9.74	$ 9.16	$ 9.03
Total ReturnA, B	1.28%	(3.35)%	11.89%	2.82%	11.73%
Ratios to Average Net Assets D, G
Expenses before reductions	1.73%	1.77%	1.77%	1.74%	1.75%
Expenses net of fee waivers, if any	1.73%	1.75%	1.73%	1.73%	1.75%
Expenses net of all reductions	1.72%	1.74%	1.73%	1.73%	1.75%
Net investment income (loss)	1.16%	1.25%	1.18%	1.68%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,074	$ 4,263	$ 5,743	$ 6,587	$ 7,406
Portfolio turnover rateE	18%	23%	15%	35%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .05%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.22	$ 9.69	$ 9.12	$ 8.99	$ 8.24
Income from Investment Operations
Net investment income (loss) C	.101	.113	.105	.158	.105
Net realized and unrealized gain (loss)	.011	(.449)	.933	.107	.838
Total from investment operations	.112	(.336)	1.038	.265	.943
Distributions from net investment income	(.104)	(.105)	(.058) F	(.135)	(.083)
Distributions from net realized gain	(.068)	(.030)	(.410) F	-	(.110)
Total distributions	(.172)	(.135)	(.468)	(.135)	(.193)
Redemption fees added to paid in capital C	- H	.001	- H	- H	- H
Net asset value, end of period	$ 9.16	$ 9.22	$ 9.69	$ 9.12	$ 8.99
Total ReturnA, B	1.22%	(3.48)%	11.80%	2.88%	11.65%
Ratios to Average Net Assets D, G
Expenses before reductions	1.81%	1.80%	1.81%	1.77%	1.78%
Expenses net of fee waivers, if any	1.81%	1.80%	1.80%	1.76%	1.78%
Expenses net of all reductions	1.80%	1.80%	1.80%	1.76%	1.78%
Net investment income (loss)	1.08%	1.19%	1.12%	1.65%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,666	$ 86,037	$ 94,134	$ 89,790	$ 66,399
Portfolio turnover rateE	18%	23%	15%	35%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .05%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Real Return

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 9.83	$ 9.24	$ 9.13	$ 8.32
Income from Investment Operations
Net investment income (loss) B	.201	.216	.212	.262	.196
Net realized and unrealized gain (loss)	.005	(.451)	.941	.098	.846
Total from investment operations	.206	(.235)	1.153	.360	1.042
Distributions from net investment income	(.198)	(.206)	(.154) E	(.250)	(.122)
Distributions from net realized gain	(.068)	(.030)	(.410) E	-	(.110)
Total distributions	(.266)	(.236)	(.564)	(.250)	(.232)
Redemption fees added to paid in capital B	- G	.001	.001	- G	- G
Net asset value, end of period	$ 9.30	$ 9.36	$ 9.83	$ 9.24	$ 9.13
Total ReturnA	2.22%	(2.41)%	13.03%	3.87%	12.81%
Ratios to Average Net Assets C, F
Expenses before reductions	.76%	.76%	.75%	.72%	.73%
Expenses net of fee waivers, if any	.76%	.75%	.73%	.71%	.73%
Expenses net of all reductions	.76%	.75%	.73%	.71%	.73%
Net investment income (loss)	2.12%	2.24%	2.18%	2.70%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 620,530	$ 679,780	$ 649,200	$ 3,541,743	$ 4,069,023
Portfolio turnover rateD	18%	23%	15%	35%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .05%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 9.81	$ 9.22	$ 9.11	$ 8.30
Income from Investment Operations
Net investment income (loss) B	.194	.208	.202	.258	.194
Net realized and unrealized gain (loss)	.005	(.450)	.947	.099	.848
Total from investment operations	.199	(.242)	1.149	.357	1.042
Distributions from net investment income	(.191)	(.199)	(.150) E	(.247)	(.122)
Distributions from net realized gain	(.068)	(.030)	(.410) E	-	(.110)
Total distributions	(.259)	(.229)	(.560)	(.247)	(.232)
Redemption fees added to paid in capital B	- G	.001	.001	- G	- G
Net asset value, end of period	$ 9.28	$ 9.34	$ 9.81	$ 9.22	$ 9.11
Total ReturnA	2.15%	(2.49)%	13.01%	3.84%	12.84%
Ratios to Average Net Assets C, F
Expenses before reductions	.82%	.83%	.81%	.76%	.75%
Expenses net of fee waivers, if any	.82%	.83%	.80%	.76%	.75%
Expenses net of all reductions	.82%	.82%	.80%	.75%	.75%
Net investment income (loss)	2.06%	2.17%	2.12%	2.66%	2.25%
Supplemental Data
Net assets, end of period (000 omitted)	$368,227	$ 432,942	$ 343,822	$ 813,551	$ 716,052
Portfolio turnover rateD	18%	23%	15%	35%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .05%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2014

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Real Return and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity- related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	.05%
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 09/30/14	Valuation Technique(s)	Unobservable Input	Amount or Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$1,412,176	Discounted cash flow	Yield	3.2% - 10.0% / 5.9%	Decrease
		Expected distribution	Recovery rate	0.0% - 15.0% / 15.0%	Increase
Bank Loan Obligations	$6,616,449	Discounted cash flow	Yield	2.1% - 10.4% / 5.8%	Decrease
Commercial Mortgage Securities	$374,655	Market comparable	Spread	7.0%	Decrease
Common Stocks	$9,447,669	Adjusted book value	Book value multiple	1.3	Increase
Corporate Bonds	$613,656	Discounted cash flow	Discount rate	20.0%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2014, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity debt classifications, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 37,075,476
Gross unrealized depreciation	(166,241,389)
Net unrealized appreciation (depreciation) on securities	$ (129,165,913)

Tax Cost	$ 1,332,187,324

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 11,118,999
Capital loss carryforward	$ (235,014,848)
Net unrealized appreciation (depreciation) on securities and other investments	$ (129,167,058)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (232,586,375)
2018	(2,428,473)
Total capital loss carryforward	$ (235,014,848)

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Due to large redemptions in a prior period, $235,014,848 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $50,181,925 per year.

The tax character of distributions paid was as follows:

	September 30, 2014	September 30, 2013
Ordinary Income	$ 35,714,133	$ 32,515,828

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

Purchases and Sales of Investments. Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $157,431,858 and $301,241,354, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 353,054	$ 4,840
Class T	-%	.25%	57,707	-
Class B	.65%	.25%	33,627	24,286
Class C	.75%	.25%	748,240	74,859
			$ 1,192,628	$ 103,985

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,474
Class T	1,463
Class B*	3,505
Class C *	6,714
$ 18,156

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 235,850.17
Class T	41,973.18
Class B	7,321.20
Class C	132,563.18
Strategic Real Return	856,336.13
Institutional Class	794,966.19
	$ 2,069,009

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,527 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,310 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Annual Report

Notes to Financial Statements - continued

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $885. During the period, there were no securities loaned to FCM.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $13,660 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $659.

Annual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2014	2013
From net investment income
Class A	$ 2,676,040	$ 3,942,614
Class T	425,190	556,047
Class B	45,269	57,095
Class C	865,987	1,063,999
Strategic Real Return	13,740,970	14,603,419
Institutional Class	8,287,915	8,067,137
Total	$ 26,041,371	$ 28,290,311
From net realized gain
Class A	$ 1,111,868	$ 700,228
Class T	176,901	96,027
Class B	29,513	16,972
Class C	578,587	305,184
Strategic Real Return	4,692,325	2,031,418
Institutional Class	3,083,568	1,075,688
Total	$ 9,672,762	$ 4,225,517

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended September 30,	2014	2013	2014	2013
Class A
Shares sold	1,998,605	4,892,241	$ 18,835,889	$ 47,210,829
Reinvestment of distributions	331,211	358,251	3,077,313	3,414,730
Shares redeemed	(7,198,466)	(9,815,865)	(67,252,488)	(93,532,782)
Net increase (decrease)	(4,868,650)	(4,565,373)	$ (45,339,286)	$ (42,907,223)
Class T
Shares sold	174,275	503,615	$ 1,649,502	$ 4,868,842
Reinvestment of distributions	59,078	59,645	549,145	568,738
Shares redeemed	(664,769)	(981,073)	(6,229,787)	(9,335,070)
Net increase (decrease)	(431,416)	(417,813)	$ (4,031,140)	$ (3,897,490)

Annual Report

Notes to Financial Statements - continued

9. Share Transactions - continued

Years ended September 30,	2014	2013	2014	2013
Class B
Shares sold	6,635	41,387	$ 61,405	$ 399,661
Reinvestment of distributions	6,955	6,170	64,250	58,505
Shares redeemed	(139,609)	(177,470)	(1,309,958)	(1,698,257)
Net increase (decrease)	(126,019)	(129,913)	$ (1,184,303)	$ (1,240,091)
Class C
Shares sold	742,879	2,258,531	$ 6,975,183	$ 21,633,969
Reinvestment of distributions	144,459	128,444	1,327,527	1,209,019
Shares redeemed	(2,719,616)	(2,773,342)	(25,190,522)	(26,180,850)
Net increase (decrease)	(1,832,278)	(386,367)	$ (16,887,812)	$ (3,337,862)
Strategic Real Return
Shares sold	14,778,557	29,472,404	$ 140,256,686	$ 284,364,599
Reinvestment of distributions	1,884,781	1,639,914	17,588,928	15,678,518
Shares redeemed	(22,584,398)	(24,513,660)	(212,624,113)	(234,394,292)
Net increase (decrease)	(5,921,060)	6,598,658	$ (54,778,499)	$ 65,648,825
Institutional Class
Shares sold	10,563,994	20,542,996	$ 99,455,631	$ 198,517,014
Reinvestment of distributions	1,056,952	814,296	9,832,745	7,754,505
Shares redeemed	(18,310,993)	(10,041,349)	(173,577,648)	(96,105,043)
Net increase (decrease)	(6,690,047)	11,315,943	$ (64,289,272)	$ 110,166,476

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of September 30, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of September 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 20, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 233 funds. Ms. Acton oversees 215 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR , its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President of certain Equity Funds (2006-2014), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of Fidelity Investments Money Management, Inc. (2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 11.79% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $10,749,324 of distributions paid during the period January 1, 2014 to September 30, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Real Return Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Annual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and of Geode. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Annual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Strategic Real Return Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, and the retail class ranked below its competitive median for 2013 and the total expense ratio of each of Class T, Class C, and Institutional Class ranked above its competitive median for 2013. The Board considered that, in general, various factors can affect total expense ratios. The Board also considered that each of Class T, Class C, and Institutional Class was above the competitive median primarily because of higher transfer agent fees due to smaller average account sizes than other Fidelity funds. Additionally, the Board considered that this fund has higher expenses because of its complex nature, which results in higher pricing and bookkeeping and audit fees. The Board also noted that the total expense ratio of Class T was above the competitive median because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board also noted that the total expense ratio of Class C was above the competitive median because of higher 12b-1 fees as compared to most competitor funds with Class C. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Geode Capital Management, LLC

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ARRS-UANN-1114
1.814972.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Real Return

Fund - Institutional Class

Annual Report

September 30, 2014

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Strategic Real Return
Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2014	Past 1 year	Past 5 years	Life of fund A
Institutional Class	2.15%	5.69%	3.43%

A From September 7, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Strategic Real Return Fund - Institutional Class on September 7, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Generally slow and steady global economic trends marked the 12-month period ending September 30, 2014, although individual countries differed in monetary policy and economic outlooks. Among the inflation-hedging asset classes within the Fidelity Strategic Real Return Composite IndexSM, real estate equities led the pack. The Dow Jones U.S. Select Real Estate Securities IndexSM posted a 13.37% gain, lifted partly by attractive dividend yields for the group. Real estate fixed-income produced a solid 6.78% advance, according to The BofA Merrill LynchSM US Real Estate Index, although the asset class was somewhat held back early in the year when investors were concerned about the U.S. Federal Reserve tapering its sustaining bond-buying program. Floating-rate bank debt continued to benefit from strong investor demand, with the S&P®/LSTA Leveraged Performing Loan Index rising 3.90%. Despite historic steepness in the U.S. Treasury yield curve, inflation expectations remained low, and the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) rose 1.59%. Commodities were the only asset class to land in negative territory, as prices continued to decline. Accordingly, the Bloomberg Commodity Index Total ReturnSM returned -6.58%.

Comments from Joanna Bewick, Lead Portfolio Manager of Fidelity Advisor® Strategic Real Return Fund: For the year, the fund's Institutional Class shares returned 2.15%, outpacing both the Fidelity Strategic Real Return Composite IndexSM and the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), which returned 1.94% and 1.59%, respectively. Versus the Composite index, our positioning among real estate income and real estate equities was the most influential. We overweighted real estate income and underweighted equities, as we favored the potential lower risk and increased yield of the fixed-income subportfolio, along with its diversified asset mix. We also believed positive fundamentals and supply dynamics in the industry gave these fixed-income securities a runway for growth. While our overweighting here had a positive impact - especially in the period's second half - our lighter-than-benchmark stake in the outperforming real estate equities sleeve hurt relative results. The net effect of both decisions was virtually flat. Security selection in the real estate income sleeve made the largest relative contribution and had the biggest absolute return. The subportfolio's common stock holdings were the primary contributor to the sleeve's strong relative performance during the past year. Elsewhere, our exposure to floating-rate bank loans also outperformed. Strong security selection in lodging & casinos helped support performance here.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2014 to September 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period* April 1, 2014 to September 30, 2014
Class A	1.04%
Actual		$ 1,000.00	$ 981.10	$ 5.16
HypotheticalA		$ 1,000.00	$ 1,019.85	$ 5.27
Class T	1.06%
Actual		$ 1,000.00	$ 982.20	$ 5.27
HypotheticalA		$ 1,000.00	$ 1,019.75	$ 5.37
Class B	1.71%
Actual		$ 1,000.00	$ 978.40	$ 8.48
HypotheticalA		$ 1,000.00	$ 1,016.50	$ 8.64
Class C	1.80%
Actual		$ 1,000.00	$ 978.10	$ 8.93
HypotheticalA		$ 1,000.00	$ 1,016.04	$ 9.10
Strategic Real Return	.77%
Actual		$ 1,000.00	$ 982.60	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,021.21	$ 3.90
Institutional Class	.82%
Actual		$ 1,000.00	$ 983.30	$ 4.08
HypotheticalA		$ 1,000.00	$ 1,020.96	$ 4.15

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .05%.

Annual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of investments of each Fidelity Central Fund other than the Commodity Strategy and Money Market Central Funds.

Holdings Distribution (% of fund's net assets)
	As of September 30, 2014	As of March 31, 2014
Commodity Related Investments*	23.0%	24.5%
Inflation-Protected Investments	27.6%	26.4%
Floating Rate High Yield**	26.6%	26.4%
Real Estate Related Investments	21.9%	21.2%
Cash & Cash Equivalents	0.8%	0.9%
* Represents investment in Fidelity Commodity Strategy Central Fund.
** Represents investment in Fidelity Floating Rate Central Fund.
Quality Diversification (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
U.S. Government and U.S. Government Agency Obligations 27.6%	U.S. Government and U.S. Government Agency Obligations 26.4%
AAA 0.0%	AAA 0.1%
AA 0.2%	AA 0.3%
A 0.4%	A 0.3%
BBB 1.8%	BBB 1.9%
BB and Below 24.6%	BB and Below 24.4%
Not Rated 2.8%	Not Rated 3.5%
Equities† 39.4%	Equities†† 40.5%
Short-Term Investments and Net Other Assets 3.2%	Short-Term Investments and Net Other Assets 2.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

† Includes investment in Fidelity Commodity Strategy Central Fund of 23.0%

†† Includes investment in Fidelity Commodity Strategy Central Fund of 24.5%

Annual Report

Asset Allocation (% of fund's net assets)
As of September 30, 2014*		As of March 31, 2014**
	Stocks 16.4%		Stocks 16.0%
	U.S. Government and U.S. Government Agency Obligations 27.6%		U.S. Government and U.S. Government Agency Obligations 26.4%
	Corporate Bonds 2.4%		Corporate Bonds 2.1%
	Asset-Backed Securities 0.9%		Asset-Backed Securities 1.0%
	Bank Loan Obligations 24.8%		Bank Loan Obligations 25.8%
	CMOs and Other Mortgage Related Securities 1.7%		CMOs and Other Mortgage Related Securities 1.6%
	Other Investments† 23.0%		Other Investments†† 24.5%
	Short-Term Investments and Net Other Assets (Liabilities) 3.2%		Short-Term Investments and Net Other Assets (Liabilities) 2.6%
* Foreign investments	3.8%	** Foreign investments	3.8%
* U.S. Treasury Inflation-Indexed Securities	27.6%	** U.S. Treasury Inflation-Indexed Securities	26.4%

† Includes investment in Fidelity Commodity Strategy Central Fund of 23.0%
†† Includes investment in Fidelity Commodity Strategy Central Fund of 24.5%

An unaudited holdings listing of the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments September 30, 2014

Showing Percentage of Net Assets

Corporate Bonds - 2.0%
		Principal Amount (e)	Value
Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 125,000	$ 124,688
FINANCIALS - 0.3%
Diversified Financial Services - 0.1%
IAS Operating Partnership LP 5% 3/15/18 (g)		900,000	864,000
Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc. 5% 5/15/15		700,000	707,000
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19		220,000	218,075
RAIT Financial Trust 4% 10/1/33		450,000	421,875
Redwood Trust, Inc. 4.625% 4/15/18		350,000	345,625
Spirit Realty Capital, Inc. 3.75% 5/15/21		100,000	97,063
			1,789,638
Real Estate Management & Development - 0.0%
Grubb & Ellis Co. 7.95% 5/1/15 (d)(g)		360,000	0
TOTAL FINANCIALS			2,653,638
TOTAL CONVERTIBLE BONDS			2,778,326
Nonconvertible Bonds - 1.7%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20 (g)		250,000	246,250
Times Square Hotel Trust 8.528% 8/1/26 (g)		551,903	690,421
			936,671
Household Durables - 0.5%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (g)		200,000	191,000
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (g)		180,000	180,900
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
D.R. Horton, Inc. 6.5% 4/15/16		$ 189,000	$ 202,230
KB Home:
8% 3/15/20		140,000	154,000
9.1% 9/15/17		205,000	231,650
Lennar Corp.:
4.125% 12/1/18		260,000	257,400
5.6% 5/31/15		284,000	290,035
M/I Homes, Inc. 8.625% 11/15/18		1,181,000	1,235,621
Meritage Homes Corp. 7% 4/1/22		470,000	507,600
Ryland Group, Inc. 8.4% 5/15/17		129,000	147,060
Standard Pacific Corp.:
8.375% 5/15/18		1,458,000	1,654,830
10.75% 9/15/16		301,000	344,645
William Lyon Homes, Inc. 8.5% 11/15/20		280,000	302,400
			5,699,371
TOTAL CONSUMER DISCRETIONARY			6,636,042
FINANCIALS - 1.1%
Diversified Financial Services - 0.0%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (g)		220,000	234,300
Real Estate Investment Trusts - 0.7%
Camden Property Trust 5% 6/15/15		265,000	272,901
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		214,000	227,098
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21 (g)		95,000	95,000
DDR Corp.:
7.5% 7/15/18		563,000	662,841
9.625% 3/15/16		526,000	590,432
DuPont Fabros Technology LP 5.875% 9/15/21		300,000	305,250
Equity One, Inc.:
5.375% 10/15/15		95,000	99,245
6% 9/15/16		189,000	205,117
6.25% 1/15/17		189,000	207,386
Health Care Property Investors, Inc.:
6% 3/1/15		284,000	290,318
6.3% 9/15/16		900,000	989,991
7.072% 6/8/15		95,000	99,108
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Healthcare Realty Trust, Inc.:
3.75% 4/15/23		$ 177,000	$ 172,274
6.5% 1/17/17		119,000	131,608
Hospitality Properties Trust:
5.625% 3/15/17		292,000	316,545
6.7% 1/15/18		189,000	210,946
iStar Financial, Inc.:
6.05% 4/15/15		618,000	630,360
7.125% 2/15/18		265,000	274,275
9% 6/1/17		395,000	439,931
Lexington Corporate Properties Trust 4.25% 6/15/23		500,000	500,903
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22		170,000	181,475
National Retail Properties, Inc. 6.875% 10/15/17		379,000	434,463
Omega Healthcare Investors, Inc. 7.5% 2/15/20		189,000	199,159
Potlatch Corp. 7.5% 11/1/19		189,000	216,878
Prologis LP 7.625% 7/1/17		297,000	334,327
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	224,715
Senior Housing Properties Trust:
3.25% 5/1/19		118,000	118,776
4.75% 5/1/24		163,000	164,380
6.75% 4/15/20		134,000	152,476
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		95,000	96,281
5.25% 1/15/16		189,000	198,923
			9,043,382
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 6% 4/1/16		189,000	201,590
CBRE Group, Inc. 5% 3/15/23		270,000	267,273
Excel Trust LP 4.625% 5/15/24		96,000	97,612
First Industrial LP 5.75% 1/15/16		189,000	198,961
Forestar U.S.A. Real Estate Group 8.5% 6/1/22 (g)		480,000	492,000
Howard Hughes Corp. 6.875% 10/1/21 (g)		345,000	356,213
Kennedy-Wilson, Inc.:
5.875% 4/1/24		110,000	110,550
8.75% 4/1/19		590,000	626,875
Mid-America Apartments LP 6.05% 9/1/16		284,000	307,739
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (g)		$ 190,000	$ 183,350
Regency Centers LP 5.875% 6/15/17		114,000	126,342
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19		141,000	150,002
			3,118,507
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. 6.625% 5/15/19 (g)		160,000	154,400
Wrightwood Capital LLC 1.9% 4/20/20 (d)		135,465	613,656
			768,056
TOTAL FINANCIALS			13,164,245
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21		60,000	61,950
7.75% 2/15/19		195,000	204,263
			266,213
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17		165,000	174,488
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		379,000	399,277
TOTAL NONCONVERTIBLE BONDS			20,640,265
TOTAL CORPORATE BONDS (Cost $22,003,179)			23,418,591
U.S. Treasury Inflation-Protected Obligations - 27.6%

U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43		4,766,842	4,218,324
0.75% 2/15/42		8,329,681	7,645,154
U.S. Treasury Inflation-Protected Obligations - continued
		Principal Amount (e)	Value
U.S. Treasury Inflation-Indexed Bonds: - continued
1.375% 2/15/44		$ 3,680,172	$ 3,942,461
1.75% 1/15/28		6,682,481	7,454,753
2% 1/15/26		11,653,386	13,287,243
2.125% 2/15/40		3,735,695	4,631,721
2.125% 2/15/41		4,304,979	5,365,850
2.375% 1/15/25		11,753,471	13,786,566
2.375% 1/15/27		9,789,246	11,606,091
2.5% 1/15/29		5,701,587	6,971,143
3.625% 4/15/28		5,261,699	7,158,065
3.875% 4/15/29		6,017,369	8,507,173
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16		13,607,618	13,772,647
0.125% 4/15/17		13,164,448	13,349,180
0.125% 4/15/18		10,564,368	10,656,085
0.125% 1/15/22		15,631,704	15,290,661
0.125% 7/15/22		16,110,422	15,743,063
0.125% 1/15/23		13,108,686	12,699,163
0.125% 7/15/24		9,933,561	9,548,731
0.375% 7/15/23		11,875,732	11,761,733
0.625% 7/15/21		12,654,424	12,924,934
0.625% 1/15/24		6,075,426	6,113,043
1.125% 1/15/21		19,903,851	20,900,777
1.25% 7/15/20		17,470,620	18,568,325
1.375% 7/15/18		5,455,749	5,800,887
1.375% 1/15/20		9,241,479	9,839,470
1.625% 1/15/18		5,210,880	5,537,876
1.875% 7/15/15		1,055,838	1,079,941
1.875% 7/15/19		7,202,683	7,867,316
2% 1/15/16		7,064,295	7,316,573
2.125% 1/15/19		976,527	1,067,743
2.375% 1/15/17		9,693,551	10,357,046
2.5% 7/15/16		12,659,790	13,446,191
2.625% 7/15/17		13,246,149	14,452,529
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS (Cost $333,769,376)			332,668,458
Asset-Backed Securities - 0.9%
		Principal Amount (e)	Value
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4836% 1/20/37 (g)(h)		$ 16,181	$ 16,100
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (g)		910,893	910,893
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.4821% 4/7/52 (g)(h)		43,787	43,699
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	267,443
Series 2002-2 Class M2, 9.163% 3/1/33 (h)		474,000	407,830
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (g)		540,898	482,049
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (g)		382,818	384,540
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		305,905	298,962
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6031% 11/28/39 (g)(h)		950,825	95
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8045% 9/25/46 (g)(h)		750,000	705,000
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		721,596	352,340
Merit Securities Corp. Series 13 Class M1, 7.8574% 12/28/33 (h)		1,900,000	2,016,637
N-Star Real Estate CDO Ltd. Series 1A Class C1B, 7.696% 8/28/38 (g)		1,211,876	1,236,114
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		46,595	30,905
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.8881% 2/5/36 (g)(h)		319,235	32
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7341% 9/25/26 (g)(h)		568,000	410,948
Series 2006-1A:
Class D, 0.8641% 9/25/26 (g)(h)		176,463	169,404
Class E, 0.9641% 9/25/26 (g)(h)		250,000	238,325
Class F, 1.3841% 9/25/26 (g)(h)		556,000	521,973
Class G, 1.5841% 9/25/26 (g)(h)		306,000	284,611
Class H, 1.8841% 9/25/26 (g)(h)		814,000	757,264
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5544% 11/21/40 (g)(h)		1,274,646	1,226,847
Class F, 2.1844% 11/21/40 (g)(h)		1,500,000	225,000
TOTAL ASSET-BACKED SECURITIES (Cost $12,063,687)			10,987,011
Collateralized Mortgage Obligations - 0.0%
		Principal Amount (e)	Value
Private Sponsor - 0.0%
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.6927% 1/25/19 (g)(h)		$ 16,077	$ 8,870
Class B4, 4.6927% 1/25/19 (g)(h)		32,154	14,860
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5324% 12/25/46 (g)(h)		189,000	208,310
Series 2010-K7 Class B, 5.618% 4/25/20 (g)(h)		95,000	105,289
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (g)		34,619	36,090
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $316,603)			373,419
Commercial Mortgage Securities - 1.7%

ACGS Series 2004-1 Class P, 7.4605% 8/1/19 (l)		643,024	637,498
Banc of America Commercial Mortgage Trust Series 2005-1 Class CJ, 5.466% 11/10/42 (h)		275,000	278,821
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.1536% 3/15/22 (g)(h)		90,411	79,673
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.5998% 3/11/39 (h)		568,000	583,844
BLCP Hotel Trust Series 2014-CLMZ Class M, 5.8825% 8/15/29 (g)(h)		1,000,000	994,801
CGBAM Commercial Mortgage Trust:
floater Series 2014-HD Class E, 3.155% 2/15/31 (g)(h)		231,000	231,000
Series 2013-D Class D, 3.005% 5/15/30 (g)(h)		250,000	250,256
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (g)		379,000	405,720
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.2768% 9/10/46 (g)(h)		250,000	242,876
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (g)(h)	CAD	1,605,000	1,389,634
Class G, 5.01% 5/15/44 (g)(h)	CAD	351,000	295,618
Class H, 5.01% 5/15/44 (g)(h)	CAD	235,000	191,257
Class J, 5.01% 5/15/44 (g)(h)	CAD	235,000	181,013
Class K, 5.01% 5/15/44 (g)(h)	CAD	118,000	88,447
Class L, 5.01% 5/15/44 (g)(h)	CAD	421,000	298,961
Class M, 5.01% 5/15/44 (g)(h)	CAD	1,927,737	1,263,929
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (g)		250,000	196,108
Series 2013-CR10 Class D, 4.958% 8/10/46 (g)(h)		200,000	194,137
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
COMM Mortgage Trust: - continued
Series 2013-CR12 Class D, 5.2552% 10/10/46 (g)(h)		$ 250,000	$ 240,011
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 5.458% 5/10/43 (g)(h)		200,000	204,839
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class F, 6.75% 11/15/30 (g)		131,377	135,613
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.7303% 11/10/46 (g)(h)		580,000	625,525
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		15,029	15,016
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.6622% 12/25/43 (h)(j)		1,156,048	159,806
Series K012 Class X3, 2.366% 1/25/41 (h)(j)		665,148	82,385
Series K013 Class X3, 2.8852% 1/25/43 (h)(j)		1,124,000	171,459
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class G, 6.75% 4/15/29 (h)		141,164	152,263
Series 2000-C1 Class K, 7% 3/15/33		1,858	1,872
GS Mortgage Securities Trust:
Series 2012-GCJ7:
Class C, 5.9067% 5/10/45 (h)		500,000	553,217
Class D, 5.9067% 5/10/45 (g)(h)		500,000	524,294
Series 2012-GCJ9 Class D, 4.858% 11/10/45 (g)(h)		157,000	154,661
Series 2013-GC16 Class F, 3.5% 11/10/46 (g)		150,000	111,977
Hilton U.S.A. Trust floater Series 2014-ORL Class E, 2.1587% 7/15/29 (g)(h)		120,000	119,789
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.6935% 12/5/27 (g)(h)		641,000	773,670
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (g)		1,000,000	1,042,389
Series 2010-CNTR Class D, 6.3899% 8/5/32 (g)(h)		284,000	319,382
Series 2012-CBX Class G 4% 6/15/45 (g)		151,000	113,093
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2014-INN:
Class E, 3.754% 6/15/29 (g)(h)		319,000	318,364
Class F, 4.154% 6/15/29 (g)(h)		357,000	356,288
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		3,703	3,703
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AJ, 6.0493% 6/15/38 (h)		589,000	618,958
LSTAR Commercial Mortgage Trust:
Series 2011-1:
Class B, 5.3392% 6/25/43 (g)(h)		80,789	80,761
Class D, 5.3392% 6/25/43 (g)(h)		365,500	368,718
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
LSTAR Commercial Mortgage Trust: - continued
Series 2014-2 Class E, 5.3097% 1/20/41 (g)(h)		$ 192,000	$ 153,771
Mach One Trust LLC Series 2004-1A Class H, 6.2955% 5/28/40 (g)(h)		120,000	123,300
Mezz Capital Commercial Mortgage Trust sequential payer Series 2004-C2 Class A, 5.318% 10/15/40 (g)		87,896	87,896
Morgan Stanley BAML Trust Series 2013-C12 Class D, 4.928% 10/15/46 (g)(h)		250,000	239,553
Morgan Stanley Capital I Trust:
sequential payer Series 2006-HQ10 Class AM, 5.36% 11/12/41		881,000	945,109
Series 1997-RR Class F, 7.4315% 4/30/39 (g)(h)		39,318	39,613
Series 1998-CF1 Class G, 7.35% 7/15/32 (g)		385,251	374,655
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		758,000	809,534
Series 2011-C2:
Class D, 5.4814% 6/15/44 (g)(h)		358,000	381,867
Class E, 5.4814% 6/15/44 (g)(h)		454,000	471,021
Class F, 5.4814% 6/15/44 (g)(h)		343,000	319,891
Class XB, 0.5338% 6/15/44 (g)(h)(j)		12,067,221	343,240
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		248,749	323,026
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		474,000	498,960
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.7193% 5/10/45 (g)(h)		120,000	123,104
Wachovia Bank Commercial Mortgage Trust Series 2004-C12 Class D, 5.6118% 7/15/41 (h)		197,625	198,044
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.3221% 3/15/45 (g)(h)		220,000	183,102
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $18,454,294)			20,667,332
Common Stocks - 13.9%
	Shares
CONSUMER DISCRETIONARY - 0.8%
Hotels, Restaurants & Leisure - 0.0%
Starwood Hotels & Resorts Worldwide, Inc.	1,900	158,099
Household Durables - 0.8%
Stanley Martin Communities LLC Class B (a)(l)	6,300	9,447,669
TOTAL CONSUMER DISCRETIONARY		9,605,768
Common Stocks - continued
	Shares	Value
FINANCIALS - 13.1%
Capital Markets - 0.1%
Ellington Financial LLC	24,000	$ 533,280
Real Estate Investment Trusts - 12.7%
Acadia Realty Trust (SBI)	142,144	3,920,332
Alexandria Real Estate Equities, Inc.	57,135	4,213,706
American Campus Communities, Inc.	32,400	1,180,980
American Tower Corp.	6,700	627,321
Annaly Capital Management, Inc.	19,800	211,464
Anworth Mortgage Asset Corp.	63,600	304,644
Apartment Investment & Management Co. Class A	48,100	1,530,542
Arbor Realty Trust, Inc.	48,800	328,912
Ashford Hospitality Prime, Inc.	50,800	773,684
AvalonBay Communities, Inc.	22,109	3,116,706
Boston Properties, Inc.	59,001	6,829,956
CBL & Associates Properties, Inc.	88,870	1,590,773
Cedar Shopping Centers, Inc.	143,123	844,426
Chambers Street Properties	53,591	403,540
Cousins Properties, Inc.	20,600	246,170
CYS Investments, Inc.	77,580	639,259
DCT Industrial Trust, Inc.	421,000	3,161,710
Digital Realty Trust, Inc.	69,300	4,322,934
Douglas Emmett, Inc.	47,700	1,224,459
Duke Realty LP	79,700	1,369,246
Dynex Capital, Inc.	68,000	549,440
EastGroup Properties, Inc.	3,800	230,242
Equity Lifestyle Properties, Inc.	138,933	5,885,202
Equity Residential (SBI)	48,913	3,012,063
Essex Property Trust, Inc.	30,472	5,446,870
Excel Trust, Inc.	94,528	1,112,595
Extra Space Storage, Inc.	56,400	2,908,548
Federal Realty Investment Trust (SBI)	37,046	4,388,469
FelCor Lodging Trust, Inc.	249,600	2,336,256
First Potomac Realty Trust	45,500	534,625
Five Oaks Investment Corp.	2,900	30,450
Hatteras Financial Corp.	24,300	436,428
HCP, Inc.	151,913	6,032,465
Health Care REIT, Inc.	23,775	1,482,847
Host Hotels & Resorts, Inc.	78,381	1,671,867
Kite Realty Group Trust	64,583	1,565,492
LaSalle Hotel Properties (SBI)	80,221	2,746,767
Lexington Corporate Properties Trust	150,500	1,473,395
LTC Properties, Inc.	14,900	549,661
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
MFA Financial, Inc.	571,966	$ 4,449,895
Mid-America Apartment Communities, Inc.	65,464	4,297,712
Monmouth Real Estate Investment Corp. Class A	15,500	156,860
National Retail Properties, Inc. (f)	9,300	321,501
Newcastle Investment Corp.	86,765	1,100,180
NorthStar Realty Finance Corp.	10,500	185,535
Piedmont Office Realty Trust, Inc. Class A	228,800	4,036,032
Post Properties, Inc.	53,100	2,726,154
Potlatch Corp.	9,000	361,890
Prologis, Inc.	73,068	2,754,664
Public Storage	30,834	5,113,511
Ramco-Gershenson Properties Trust (SBI)	15,300	248,625
Redwood Trust, Inc.	9,300	154,194
Select Income (REIT)	25,266	607,647
Senior Housing Properties Trust (SBI)	186,600	3,903,672
Simon Property Group, Inc.	96,373	15,845,649
SL Green Realty Corp.	51,819	5,250,301
Spirit Realty Capital, Inc.	5,400	59,238
Stag Industrial, Inc.	6,100	126,331
Sun Communities, Inc.	21,350	1,078,175
Sunstone Hotel Investors, Inc.	26,600	367,612
Taubman Centers, Inc.	51,800	3,781,400
Terreno Realty Corp.	89,167	1,679,015
Two Harbors Investment Corp.	60,600	586,002
UDR, Inc.	122,000	3,324,500
Ventas, Inc.	81,747	5,064,227
Vornado Realty Trust	13,547	1,354,158
Washington Prime Group, Inc.	147,961	2,586,358
Washington REIT (SBI)	9,100	230,958
Weyerhaeuser Co.	26,900	857,034
WP Carey, Inc.	23,900	1,524,103
		153,367,579
Real Estate Management & Development - 0.3%
Forest City Enterprises, Inc. Class A (a)	123,731	2,420,178
Kennedy-Wilson Holdings, Inc.	28,000	670,880
		3,091,058
TOTAL FINANCIALS		156,991,917
Common Stocks - continued
	Shares	Value
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
West Fraser Timber Co. Ltd.	4,700	$ 229,765
TOTAL COMMON STOCKS (Cost $163,651,951)		166,827,450
Preferred Stocks - 2.3%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
Excel Trust, Inc. 7.00% (g)	43,800	1,094,317
Health Care REIT, Inc. Series I, 6.50%	3,800	219,094
Lexington Corporate Properties Trust Series C, 6.50%	15,900	753,978
		2,067,389
Nonconvertible Preferred Stocks - 2.1%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Red Lion Hotels Capital Trust 9.50%	21,238	540,507
FINANCIALS - 2.1%
Real Estate Investment Trusts - 2.1%
AG Mortgage Investment Trust, Inc. 8.00%	16,379	395,733
American Capital Agency Corp. Series B, 7.75%	8,000	195,280
American Capital Mortgage Investment Corp. Series A, 8.125%	6,200	154,194
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	8
Series B, 9.25% (a)	233,544	23
American Homes 4 Rent:
Series A, 5.00%	21,500	518,795
Series B, 5.00%	1,300	31,018
Series C, 5.50%	17,892	431,555
American Realty Capital Properties, Inc. Series F, 6.70%	3,400	78,608
Annaly Capital Management, Inc.:
Series A, 7.875%	35,200	888,800
Series C, 7.625%	2,324	57,077
Series D, 7.50%	11,671	284,772
Anworth Mortgage Asset Corp. Series A, 8.625%	41,700	1,051,257
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	13,174	341,997
Apollo Residential Mortgage, Inc. Series A, 8.00%	11,647	283,022
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Arbor Realty Trust, Inc.:
7.375%	12,320	$ 300,362
Series A, 8.25%	8,989	219,691
Armour Residential REIT, Inc. Series B, 7.875%	5,645	137,061
CBL & Associates Properties, Inc.:
Series D, 7.375%	10,347	263,849
Series E, 6.625%	3,000	72,840
Cedar Shopping Centers, Inc. Series B, 7.25%	12,171	318,272
CenterPoint Properties Trust Series D, 5.377%	5,280	3,748,800
Chesapeake Lodging Trust Series A, 7.75%	4,050	105,705
Coresite Realty Corp. Series A, 7.25%	14,176	361,346
CYS Investments, Inc. Series A, 7.75%	2,162	52,212
DDR Corp.:
Series J, 6.50%	13,519	341,220
Series K, 6.25%	5,623	137,820
Digital Realty Trust, Inc. Series G, 5.875%	6,286	139,926
Duke Realty LP Series L, 6.60%	1,034	25,974
Dynex Capital, Inc.:
Series A, 8.50%	20,755	518,045
Series B, 7.625%	10,545	247,808
Equity Lifestyle Properties, Inc. Series C, 6.75%	29,989	774,616
Essex Property Trust, Inc. Series H, 7.125%	1,900	50,065
Excel Trust, Inc. Series B, 8.125%	24,000	632,400
First Potomac Realty Trust 7.75%	22,008	572,428
General Growth Properties, Inc. Series A, 6.375%	3,847	94,636
Glimcher Realty Trust:
6.875%	702	17,964
Series G, 8.125%	3,562	90,225
Series H, 7.50%	2,898	75,174
Hatteras Financial Corp. Series A, 7.625%	14,940	354,078
Hudson Pacific Properties, Inc. 8.375%	11,698	301,224
Invesco Mortgage Capital, Inc.:
Series A, 7.75%	6,507	157,990
Series B, 7.75% (a)	17,800	442,152
iStar Financial, Inc.:
Series E, 7.875%	3,811	94,132
Series F, 7.80%	17,116	420,711
Series G, 7.65%	6,000	145,080
Kite Realty Group Trust 8.25%	900	23,742
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
LaSalle Hotel Properties Series I, 6.375%	4,963	$ 121,742
LBA Realty Fund II Series B, 7.625%	27,795	639,285
MFA Financial, Inc.:
8.00%	11,262	295,628
Series B, 7.50%	64,227	1,531,172
National Retail Properties, Inc.:
5.70%	7,472	178,207
Series D, 6.625%	3,500	90,580
New York Mortgage Trust, Inc. Series B, 7.75%	8,886	212,198
NorthStar Realty Finance Corp.:
Series B, 8.25%	7,991	200,334
Series C, 8.875%	10,582	268,783
Series D, 8.50%	8,486	212,065
Series E, 8.75%	12,200	307,806
Pebblebrook Hotel Trust:
Series A, 7.875%	11,500	295,090
Series B, 8.00%	7,600	201,324
Series C, 6.50%	7,058	167,628
Pennsylvania (REIT) 7.375%	4,082	105,724
Prologis, Inc. Series Q, 8.54%	3,700	234,719
PS Business Parks, Inc.:
Series S, 6.45%	1,800	45,630
Series T, 6.00%	5,100	122,655
Series U, 5.75%	6,700	153,095
RAIT Financial Trust:
7.125%	10,300	253,895
7.625%	6,560	157,178
Saul Centers, Inc.:
Series A, 8.00%	3,440	89,027
Series C, 6.875%	14,926	388,076
Senior Housing Properties Trust 5.625%	7,800	183,300
Stag Industrial, Inc. Series A, 9.00%	40,000	1,085,200
Summit Hotel Properties, Inc.:
Series B, 7.875%	9,827	264,346
Series C, 7.125%	6,788	176,624
Sun Communities, Inc. Series A, 7.125%	15,940	411,571
Taubman Centers, Inc. Series K, 6.25%	4,319	108,234
Terreno Realty Corp. Series A, 7.75%	5,000	133,250
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
UMH Properties, Inc. Series A, 8.25%	14,000	$ 366,800
Weingarten Realty Investors (SBI) Series F, 6.50%	6,320	159,327
		25,110,180
Real Estate Management & Development - 0.0%
Kennedy-Wilson, Inc. 7.75%	7,372	187,175
TOTAL FINANCIALS		25,297,355
TOTAL NONCONVERTIBLE PREFERRED STOCKS		25,837,862
TOTAL PREFERRED STOCKS (Cost $35,796,114)		27,905,251
Bank Loan Obligations - 1.1%
	Principal Amount (e)
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
BRE Select Hotels Corp. 5.892% 5/9/18 (h)	$ 497,840	497,840
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (h)	317,949	304,039
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (h)	164,588	156,770
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (h)	72,741	71,832
Cooper Hotel Group 12% 11/6/17	995,200	1,044,960
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (h)	20,000	20,000
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (h)	599,152	589,416
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (h)	86,442	85,577
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (h)	44,887	44,326
		2,814,760
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (h)	326,164	324,941
Bank Loan Obligations - continued
	Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 4.25% 10/11/18 (h)	$ 280,013	$ 277,912
TOTAL CONSUMER DISCRETIONARY		3,417,613
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Albertson's LLC Tranche B 3LN, term loan 4% 8/25/19 (h)	240,000	238,200
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TPF II Power, LLC Tranche B, term loan 9/24/21 (k)	70,000	69,825
FINANCIALS - 0.6%
Diversified Financial Services - 0.3%
Blackstone 9.98% 10/1/17	2,947,605	3,006,557
Pilot Travel Centers LLC Tranche B, term loan 9/30/21 (k)	500,000	497,500
		3,504,057
Real Estate Management & Development - 0.3%
CBRE Group, Inc. Tranche B, term loan 2.9045% 3/28/21 (h)	83,725	83,620
CityCenter 8.74% 7/10/15 (h)	2,067,092	2,067,092
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (h)	14,240	14,097
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (h)	1,244,361	1,222,585
		3,387,394
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (h)	343,566	337,124
TOTAL FINANCIALS		7,228,575
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (h)	66,037	65,955
Bank Loan Obligations - continued
	Principal Amount (e)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Community Health Systems, Inc.: - continued
Tranche E, term loan 3.4846% 1/25/17 (h)	$ 24,776	$ 24,714
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (h)	560,000	562,100
		652,769
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (h)	632,297	636,248
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
SBA Senior Finance II, LLC term loan 3.25% 3/24/21 (h)	89,775	87,755
UTILITIES - 0.0%
Electric Utilities - 0.0%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (h)	428,533	422,662
TOTAL BANK LOAN OBLIGATIONS (Cost $12,732,770)		12,755,522
Commodity Funds - 23.0%
	Shares
Fidelity Commodity Strategy Central Fund (i) (Cost $389,716,654)	30,938,185	276,896,754
Fixed-Income Funds - 26.6%

Fidelity Floating Rate Central Fund (i) (Cost $306,870,181)	2,993,105	320,800,994
Preferred Securities - 0.0%
	Principal Amount (e)	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g) (Cost $564,892)	$ 500,000	$ 5
Money Market Funds - 0.8%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	9,473,949	9,473,949
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	246,675	246,675
TOTAL MONEY MARKET FUNDS (Cost $9,720,624)		9,720,624
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,305,660,325)		1,203,021,411
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,693,524
NET ASSETS - 100%		$ 1,204,714,935
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,227,975 or 2.3% of net assets.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(k) The coupon rate will be determined upon settlement of the loan after period end.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,085,167 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4605% 8/1/19	2/17/11	$ 800,975
Stanley Martin Communities LLC Class B	10/3/05 - 11/6/07	$ 5,455,789
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,737
Fidelity Commodity Strategy Central Fund	252,378
Fidelity Floating Rate Central Fund	16,678,031
Fidelity Securities Lending Cash Central Fund	885
Total	$ 16,943,031
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 326,292,334	$ 6,014,669	$ 34,873,790	$ 276,896,754	82.5%
Fidelity Floating Rate Central Fund	378,972,351	16,010,395	77,253,689	320,800,994	19.4%
Total	$ 705,264,685	$ 22,025,064	$ 112,127,479	$ 597,697,748
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,146,275	$ 698,606	$ -	$ 9,447,669
Financials	184,356,661	179,059,700	1,548,130	3,748,831
Materials	229,765	229,765	-	-
Corporate Bonds	23,418,591	-	22,804,935	613,656
U.S. Government and Government Agency Obligations	332,668,458	-	332,668,458	-
Asset-Backed Securities	10,987,011	-	8,663,942	2,323,069
Collateralized Mortgage Obligations	373,419	-	373,419	-
Commercial Mortgage Securities	20,667,332	-	15,946,320	4,721,012
Bank Loan Obligations	12,755,522	-	6,119,073	6,636,449
Fixed-Income Funds	320,800,994	320,800,994	-	-
Preferred Securities	5	-	-	5
Money Market Funds	9,720,624	9,720,624	-	-
Commodity Funds	276,896,754	276,896,754	-	-
Total Investments in Securities:	$ 1,203,021,411	$ 787,406,443	$ 388,124,277	$ 27,490,691
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 39,004,593
Net Realized Gain (Loss) on Investment Securities	(316,186)
Net Unrealized Gain (Loss) on Investment Securities	2,478,716
Cost of Purchases	68,000
Proceeds of Sales	(9,924,864)
Amortization/Accretion	455,664
Transfers into Level 3	20,400
Transfers out of Level 3	(4,295,632)
Ending Balance	$ 27,490,691
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2014	$ 2,120,317

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014

Assets
Investment in securities, at value (including securities loaned of $238,533) - See accompanying schedule: Unaffiliated issuers (cost $599,352,866)	$ 595,603,039
Fidelity Central Funds (cost $706,307,459)	607,418,372
Total Investments (cost $1,305,660,325)		$ 1,203,021,411
Cash		61,894
Receivable for investments sold		4,803,219
Receivable for fund shares sold		1,248,864
Dividends receivable		2,062,870
Interest receivable		1,470,574
Distributions receivable from Fidelity Central Funds		1,126
Other receivables		5,341
Total assets		1,212,675,299

Liabilities
Payable for investments purchased	$ 5,515,446
Payable for fund shares redeemed	1,218,473
Accrued management fee	573,459
Distribution and service plan fees payable	91,558
Other affiliated payables	214,917
Other payables and accrued expenses	99,836
Collateral on securities loaned, at value	246,675
Total liabilities		7,960,364

Net Assets		$ 1,204,714,935
Net Assets consist of:
Paid in capital		$ 1,557,797,031
Undistributed net investment income		8,680,038
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(259,122,075)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(102,640,059)
Net Assets		$ 1,204,714,935

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

September 30, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($123,090,846 ÷ 13,300,731 shares)	$ 9.25

Maximum offering price per share (100/96.00 of $9.25)	$ 9.64
Class T: Net Asset Value and redemption price per share ($21,127,250 ÷ 2,279,918 shares)	$ 9.27

Maximum offering price per share (100/96.00 of $9.27)	$ 9.66
Class B: Net Asset Value and offering price per share ($3,073,956 ÷ 333,553 shares)A	$ 9.22

Class C: Net Asset Value and offering price per share ($68,666,066 ÷ 7,498,283 shares)A	$ 9.16

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($620,529,972 ÷ 66,729,587 shares)	$ 9.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($368,226,845 ÷ 39,683,296 shares)	$ 9.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2014

Investment Income
Dividends		$ 7,740,511
Interest		12,741,812
Income from Fidelity Central Funds		16,943,031
Total income		37,425,354

Expenses
Management fee	$ 7,293,511
Transfer agent fees	2,069,009
Distribution and service plan fees	1,192,628
Accounting and security lending fees	528,106
Custodian fees and expenses	42,633
Independent trustees' compensation	5,427
Registration fees	110,810
Audit	184,137
Legal	4,555
Miscellaneous	11,238
Total expenses before reductions	11,442,054
Expense reductions	(14,319)	11,427,735
Net investment income (loss)		25,997,619
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,095,919
Fidelity Central Funds	1,745,563
Foreign currency transactions	(1,165)
Total net realized gain (loss)		13,840,317
Change in net unrealized appreciation (depreciation) on: Investment securities	(10,404,370)
Assets and liabilities in foreign currencies	334
Total change in net unrealized appreciation (depreciation)		(10,404,036)
Net gain (loss)		3,436,281
Net increase (decrease) in net assets resulting from operations		$ 29,433,900

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2014	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,997,619	$ 30,509,722
Net realized gain (loss)	13,840,317	5,533,826
Change in net unrealized appreciation (depreciation)	(10,404,036)	(76,476,609)
Net increase (decrease) in net assets resulting from operations	29,433,900	(40,433,061)
Distributions to shareholders from net investment income	(26,041,371)	(28,290,311)
Distributions to shareholders from net realized gain	(9,672,762)	(4,225,517)
Total distributions	(35,714,133)	(32,515,828)
Share transactions - net increase (decrease)	(186,510,312)	124,432,635
Redemption fees	33,541	106,353
Total increase (decrease) in net assets	(192,757,004)	51,590,099

Net Assets
Beginning of period	1,397,471,939	1,345,881,840
End of period (including undistributed net investment income of $8,680,038 and undistributed net investment income of $8,011,880, respectively)	$ 1,204,714,935	$ 1,397,471,939

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.31	$ 9.78	$ 9.20	$ 9.08	$ 8.29
Income from Investment Operations
Net investment income (loss) C	.173	.188	.178	.233	.171
Net realized and unrealized gain (loss)	.004	(.452)	.940	.101	.840
Total from investment operations	.177	(.264)	1.118	.334	1.011
Distributions from net investment income	(.169)	(.177)	(.128) F	(.214)	(.111)
Distributions from net realized gain	(.068)	(.030)	(.410) F	-	(.110)
Total distributions	(.237)	(.207)	(.538)	(.214)	(.221)
Redemption fees added to paid in capital C	- H	.001	- H	- H	- H
Net asset value, end of period	$ 9.25	$ 9.31	$ 9.78	$ 9.20	$ 9.08
Total ReturnA, B	1.91%	(2.72)%	12.66%	3.60%	12.46%
Ratios to Average Net Assets D, G
Expenses before reductions	1.05%	1.04%	1.04%	1.01%	1.02%
Expenses net of fee waivers, if any	1.05%	1.04%	1.03%	1.01%	1.02%
Expenses net of all reductions	1.05%	1.03%	1.03%	1.01%	1.02%
Net investment income (loss)	1.83%	1.96%	1.88%	2.41%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 123,091	$ 169,170	$ 222,335	$ 219,906	$ 168,216
Portfolio turnover rateE	18%	23%	15%	35%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .05%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.32	$ 9.79	$ 9.21	$ 9.09	$ 8.30
Income from Investment Operations
Net investment income (loss) C	.172	.187	.177	.232	.170
Net realized and unrealized gain (loss)	.015	(.451)	.940	.099	.841
Total from investment operations	.187	(.264)	1.117	.331	1.011
Distributions from net investment income	(.169)	(.177)	(.127) F	(.211)	(.111)
Distributions from net realized gain	(.068)	(.030)	(.410) F	-	(.110)
Total distributions	(.237)	(.207)	(.537)	(.211)	(.221)
Redemption fees added to paid in capital C	- H	.001	- H	- H	- H
Net asset value, end of period	$ 9.27	$ 9.32	$ 9.79	$ 9.21	$ 9.09
Total ReturnA, B	2.02%	(2.72)%	12.62%	3.56%	12.44%
Ratios to Average Net Assets D, G
Expenses before reductions	1.06%	1.05%	1.05%	1.02%	1.03%
Expenses net of fee waivers, if any	1.06%	1.05%	1.04%	1.01%	1.03%
Expenses net of all reductions	1.06%	1.05%	1.04%	1.01%	1.03%
Net investment income (loss)	1.82%	1.94%	1.87%	2.40%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,127	$ 25,281	$ 30,648	$ 29,038	$ 27,373
Portfolio turnover rateE	18%	23%	15%	35%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .05%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.28	$ 9.74	$ 9.16	$ 9.03	$ 8.27
Income from Investment Operations
Net investment income (loss) C	.109	.119	.111	.162	.108
Net realized and unrealized gain (loss)	.009	(.444)	.940	.099	.845
Total from investment operations	.118	(.325)	1.051	.261	.953
Distributions from net investment income	(.110)	(.106)	(.061) F	(.131)	(.083)
Distributions from net realized gain	(.068)	(.030)	(.410) F	-	(.110)
Total distributions	(.178)	(.136)	(.471)	(.131)	(.193)
Redemption fees added to paid in capital C	- H	.001	- H	- H	- H
Net asset value, end of period	$ 9.22	$ 9.28	$ 9.74	$ 9.16	$ 9.03
Total ReturnA, B	1.28%	(3.35)%	11.89%	2.82%	11.73%
Ratios to Average Net Assets D, G
Expenses before reductions	1.73%	1.77%	1.77%	1.74%	1.75%
Expenses net of fee waivers, if any	1.73%	1.75%	1.73%	1.73%	1.75%
Expenses net of all reductions	1.72%	1.74%	1.73%	1.73%	1.75%
Net investment income (loss)	1.16%	1.25%	1.18%	1.68%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,074	$ 4,263	$ 5,743	$ 6,587	$ 7,406
Portfolio turnover rateE	18%	23%	15%	35%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .05%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.22	$ 9.69	$ 9.12	$ 8.99	$ 8.24
Income from Investment Operations
Net investment income (loss) C	.101	.113	.105	.158	.105
Net realized and unrealized gain (loss)	.011	(.449)	.933	.107	.838
Total from investment operations	.112	(.336)	1.038	.265	.943
Distributions from net investment income	(.104)	(.105)	(.058) F	(.135)	(.083)
Distributions from net realized gain	(.068)	(.030)	(.410) F	-	(.110)
Total distributions	(.172)	(.135)	(.468)	(.135)	(.193)
Redemption fees added to paid in capital C	- H	.001	- H	- H	- H
Net asset value, end of period	$ 9.16	$ 9.22	$ 9.69	$ 9.12	$ 8.99
Total ReturnA, B	1.22%	(3.48)%	11.80%	2.88%	11.65%
Ratios to Average Net Assets D, G
Expenses before reductions	1.81%	1.80%	1.81%	1.77%	1.78%
Expenses net of fee waivers, if any	1.81%	1.80%	1.80%	1.76%	1.78%
Expenses net of all reductions	1.80%	1.80%	1.80%	1.76%	1.78%
Net investment income (loss)	1.08%	1.19%	1.12%	1.65%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,666	$ 86,037	$ 94,134	$ 89,790	$ 66,399
Portfolio turnover rateE	18%	23%	15%	35%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .05%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Real Return

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 9.83	$ 9.24	$ 9.13	$ 8.32
Income from Investment Operations
Net investment income (loss) B	.201	.216	.212	.262	.196
Net realized and unrealized gain (loss)	.005	(.451)	.941	.098	.846
Total from investment operations	.206	(.235)	1.153	.360	1.042
Distributions from net investment income	(.198)	(.206)	(.154) E	(.250)	(.122)
Distributions from net realized gain	(.068)	(.030)	(.410) E	-	(.110)
Total distributions	(.266)	(.236)	(.564)	(.250)	(.232)
Redemption fees added to paid in capital B	- G	.001	.001	- G	- G
Net asset value, end of period	$ 9.30	$ 9.36	$ 9.83	$ 9.24	$ 9.13
Total ReturnA	2.22%	(2.41)%	13.03%	3.87%	12.81%
Ratios to Average Net Assets C, F
Expenses before reductions	.76%	.76%	.75%	.72%	.73%
Expenses net of fee waivers, if any	.76%	.75%	.73%	.71%	.73%
Expenses net of all reductions	.76%	.75%	.73%	.71%	.73%
Net investment income (loss)	2.12%	2.24%	2.18%	2.70%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 620,530	$ 679,780	$ 649,200	$ 3,541,743	$ 4,069,023
Portfolio turnover rateD	18%	23%	15%	35%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .05%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 9.81	$ 9.22	$ 9.11	$ 8.30
Income from Investment Operations
Net investment income (loss) B	.194	.208	.202	.258	.194
Net realized and unrealized gain (loss)	.005	(.450)	.947	.099	.848
Total from investment operations	.199	(.242)	1.149	.357	1.042
Distributions from net investment income	(.191)	(.199)	(.150) E	(.247)	(.122)
Distributions from net realized gain	(.068)	(.030)	(.410) E	-	(.110)
Total distributions	(.259)	(.229)	(.560)	(.247)	(.232)
Redemption fees added to paid in capital B	- G	.001	.001	- G	- G
Net asset value, end of period	$ 9.28	$ 9.34	$ 9.81	$ 9.22	$ 9.11
Total ReturnA	2.15%	(2.49)%	13.01%	3.84%	12.84%
Ratios to Average Net Assets C, F
Expenses before reductions	.82%	.83%	.81%	.76%	.75%
Expenses net of fee waivers, if any	.82%	.83%	.80%	.76%	.75%
Expenses net of all reductions	.82%	.82%	.80%	.75%	.75%
Net investment income (loss)	2.06%	2.17%	2.12%	2.66%	2.25%
Supplemental Data
Net assets, end of period (000 omitted)	$368,227	$ 432,942	$ 343,822	$ 813,551	$ 716,052
Portfolio turnover rateD	18%	23%	15%	35%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .05%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2014

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Real Return and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity- related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	.05%
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 09/30/14	Valuation Technique(s)	Unobservable Input	Amount or Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$1,412,176	Discounted cash flow	Yield	3.2% - 10.0% / 5.9%	Decrease
		Expected distribution	Recovery rate	0.0% - 15.0% / 15.0%	Increase
Bank Loan Obligations	$6,616,449	Discounted cash flow	Yield	2.1% - 10.4% / 5.8%	Decrease
Commercial Mortgage Securities	$374,655	Market comparable	Spread	7.0%	Decrease
Common Stocks	$9,447,669	Adjusted book value	Book value multiple	1.3	Increase
Corporate Bonds	$613,656	Discounted cash flow	Discount rate	20.0%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2014, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity debt classifications, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 37,075,476
Gross unrealized depreciation	(166,241,389)
Net unrealized appreciation (depreciation) on securities	$ (129,165,913)

Tax Cost	$ 1,332,187,324

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 11,118,999
Capital loss carryforward	$ (235,014,848)
Net unrealized appreciation (depreciation) on securities and other investments	$ (129,167,058)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (232,586,375)
2018	(2,428,473)
Total capital loss carryforward	$ (235,014,848)

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Due to large redemptions in a prior period, $235,014,848 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $50,181,925 per year.

The tax character of distributions paid was as follows:

	September 30, 2014	September 30, 2013
Ordinary Income	$ 35,714,133	$ 32,515,828

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

Purchases and Sales of Investments. Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $157,431,858 and $301,241,354, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 353,054	$ 4,840
Class T	-%	.25%	57,707	-
Class B	.65%	.25%	33,627	24,286
Class C	.75%	.25%	748,240	74,859
			$ 1,192,628	$ 103,985

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,474
Class T	1,463
Class B*	3,505
Class C *	6,714
$ 18,156

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 235,850.17
Class T	41,973.18
Class B	7,321.20
Class C	132,563.18
Strategic Real Return	856,336.13
Institutional Class	794,966.19
	$ 2,069,009

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,527 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,310 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Annual Report

Notes to Financial Statements - continued

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $885. During the period, there were no securities loaned to FCM.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $13,660 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $659.

Annual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2014	2013
From net investment income
Class A	$ 2,676,040	$ 3,942,614
Class T	425,190	556,047
Class B	45,269	57,095
Class C	865,987	1,063,999
Strategic Real Return	13,740,970	14,603,419
Institutional Class	8,287,915	8,067,137
Total	$ 26,041,371	$ 28,290,311
From net realized gain
Class A	$ 1,111,868	$ 700,228
Class T	176,901	96,027
Class B	29,513	16,972
Class C	578,587	305,184
Strategic Real Return	4,692,325	2,031,418
Institutional Class	3,083,568	1,075,688
Total	$ 9,672,762	$ 4,225,517

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended September 30,	2014	2013	2014	2013
Class A
Shares sold	1,998,605	4,892,241	$ 18,835,889	$ 47,210,829
Reinvestment of distributions	331,211	358,251	3,077,313	3,414,730
Shares redeemed	(7,198,466)	(9,815,865)	(67,252,488)	(93,532,782)
Net increase (decrease)	(4,868,650)	(4,565,373)	$ (45,339,286)	$ (42,907,223)
Class T
Shares sold	174,275	503,615	$ 1,649,502	$ 4,868,842
Reinvestment of distributions	59,078	59,645	549,145	568,738
Shares redeemed	(664,769)	(981,073)	(6,229,787)	(9,335,070)
Net increase (decrease)	(431,416)	(417,813)	$ (4,031,140)	$ (3,897,490)

Annual Report

Notes to Financial Statements - continued

9. Share Transactions - continued

Years ended September 30,	2014	2013	2014	2013
Class B
Shares sold	6,635	41,387	$ 61,405	$ 399,661
Reinvestment of distributions	6,955	6,170	64,250	58,505
Shares redeemed	(139,609)	(177,470)	(1,309,958)	(1,698,257)
Net increase (decrease)	(126,019)	(129,913)	$ (1,184,303)	$ (1,240,091)
Class C
Shares sold	742,879	2,258,531	$ 6,975,183	$ 21,633,969
Reinvestment of distributions	144,459	128,444	1,327,527	1,209,019
Shares redeemed	(2,719,616)	(2,773,342)	(25,190,522)	(26,180,850)
Net increase (decrease)	(1,832,278)	(386,367)	$ (16,887,812)	$ (3,337,862)
Strategic Real Return
Shares sold	14,778,557	29,472,404	$ 140,256,686	$ 284,364,599
Reinvestment of distributions	1,884,781	1,639,914	17,588,928	15,678,518
Shares redeemed	(22,584,398)	(24,513,660)	(212,624,113)	(234,394,292)
Net increase (decrease)	(5,921,060)	6,598,658	$ (54,778,499)	$ 65,648,825
Institutional Class
Shares sold	10,563,994	20,542,996	$ 99,455,631	$ 198,517,014
Reinvestment of distributions	1,056,952	814,296	9,832,745	7,754,505
Shares redeemed	(18,310,993)	(10,041,349)	(173,577,648)	(96,105,043)
Net increase (decrease)	(6,690,047)	11,315,943	$ (64,289,272)	$ 110,166,476

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of September 30, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of September 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 20, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 233 funds. Ms. Acton oversees 215 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR , its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President of certain Equity Funds (2006-2014), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of Fidelity Investments Money Management, Inc. (2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 11.79% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $10,749,324 of distributions paid during the period January 1, 2014 to September 30, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Real Return Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Annual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and of Geode. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Annual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Strategic Real Return Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, and the retail class ranked below its competitive median for 2013 and the total expense ratio of each of Class T, Class C, and Institutional Class ranked above its competitive median for 2013. The Board considered that, in general, various factors can affect total expense ratios. The Board also considered that each of Class T, Class C, and Institutional Class was above the competitive median primarily because of higher transfer agent fees due to smaller average account sizes than other Fidelity funds. Additionally, the Board considered that this fund has higher expenses because of its complex nature, which results in higher pricing and bookkeeping and audit fees. The Board also noted that the total expense ratio of Class T was above the competitive median because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board also noted that the total expense ratio of Class C was above the competitive median because of higher 12b-1 fees as compared to most competitor funds with Class C. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Geode Capital Management, LLC

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ARRSI-UANN-1114
1.814967.109

Item 2. Code of Ethics

As of the end of the period, September 30, 2014, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Strategic Real Return Fund (the "Fund"):

Services Billed by Deloitte Entities

September 30, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Real Return Fund	$172,000	$-	$5,300	$900

September 30, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Real Return Fund	$173,000	$-	$6,000	$700

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	September 30, 2014A	September 30, 2013A
Audit-Related Fees	$150,000	$1,115,000
Tax Fees	$-	$-
All Other Fees	$745,000	$705,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	September 30, 2014 A	September 30, 2013 A
Deloitte Entities	$1,965,000	$1,935,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 26, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 26, 2014